As filed with the Securities and Exchange Commission on November 21, 2003
                                              Securities Act File No. 333-109543
================================================================================


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-14AE
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                             ----------------------


  [ ] Pre-Effective Amendment No.           [X] Post-Effective Amendment No. 1


                          PROFIT FUNDS INVESTMENT TRUST
             (Exact Name of Registrant as Specified in its Charter)

                            ------------------------

         Registrant's Telephone Number, including Area Code 301-650-0059

                            ------------------------

                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910

 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            ------------------------

                              David M. Leahy, Esq.
                            Sullivan & Worcester LLP
                                1666 K Street, NW
                             Washington, D.C. 20006
                     (Name and Address of Agent for Service)

                            ------------------------

                                   Copies to:
                                Arthur Don, Esq.
                                Seyfarth Shaw LLP
                         55 E. Monroe Street, Suite 4200
                             Chicago, Illinois 60603

                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered:    Units of Beneficial Interest.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.


It is proposed that this amendment will become effective immediately upon filing with the Commission pursuant to Rule 485(b) under the Securities Act of 1933.



                                Profit Value Fund
                                    FORM N-14
                              CROSS REFERENCE SHEET

PART A
1. Beginning of Registration Statement
and Outside Front Cover Page
of Prospectus............................................    Cover Page of Reg. Statement; Cross-
                                                             Reference Sheet; Front Cover Page of
                                                             Proxy Statement/Prospectus

2. Beginning and Outside Back Cover
Page of Prospectus.......................................    Table of Contents

3. Synopsis and Risk Factors.............................    Summary - Proposed Reorganization;
                                                             Summary - Comparison of Fees; Summary
                                                             - Comparison of Business Structure;
                                                             Summary - Comparison of Investment
                                                             Objectives and Principal Investment
                                                             Strategies; Summary - Comparison of
                                                             Investment Advisory Services and Fees;
                                                             Summary - Comparison of Other Service
                                                             Providers; Summary - Comparison of
                                                             Purchase, Exchange and Redemption
                                                             Privileges; Summary - Comparison of
                                                             Minimum Initial/Subsequent Investment
                                                             Requirements; Summary - Comparison of
                                                             Distribution Policies; Summary -
                                                             Comparison of Distribution and
                                                             Shareholder Service Fees; Summary -
                                                             Comparison of Net Asset Value
                                                             Calculation Procedures; Investment
                                                             Risks - Principal Risks

4. Information about the
Transaction..............................................    Information About the Reorganization -
                                                             General Description of the
                                                             Reorganization and Plan; Information
                                                             About the Reorganization - Securities
                                                             to be Issued; Information About the
                                                             Reorganization - Reasons for the
                                                             Reorganization; Information About the
                                                             Reorganization; Taxation - Tax
                                                             Consequences of the Reorganization

5. Information About the Registrant......................    Comparison of Investment Objectives,
                                                             Principal Investment Strategies and
                                                             Certain Other Policies; Information
                                                             Filed with the Securities and Exchange
                                                             Commission

6. Information About the Company Being
Acquired.................................................    Comparison of Investment Objectives
                                                             and Strategies and Certain Other
                                                             Policies; Information Filed with the
                                                             Securities and Exchange Commission



                                       3

7. Voting Information....................................    Voting Information.

8. Interest of Certain Persons and
Experts..................................................    Not Applicable

9. Additional Information Required for Reoffering by
Persons Deemed to be Underwriters........................    Not Applicable

PART B

10. Cover Page...........................................    Cover Page

11. Table of Contents....................................    Table of Contents

12. Additional Information About the
Registrant...............................................    Incorporation of Documents by
                                                             Reference into Statement of Additional
                                                             Information

13. Additional Information About the
Company Being Acquired...................................    Incorporation of Documents by
                                                             Reference into the Statement of
                                                             Additional Information

14. Financial Statements.................................    General Information

PART C

Items 15-17..............................................    Information required to be included in
                                                             Part C is set forth under the
                                                             appropriate Item, so numbered, in Part
                                                             C of this Registration Statement

--------------------------------------------------------------------------------
                      IMPORTANT NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
--------------------------------------------------------------------------------

                                The Kenwood Funds
                        10 S. LaSalle Street, Suite 3610
                             Chicago, Illinois 60603

                                November 20, 2003


Dear Valued Shareholder:

Enclosed is a Notice of Special Meeting of Shareholders (the "Special Meeting"). The Special Meeting has been scheduled for 2 p.m. (Central Time) on Monday, December 22, 2003. The accompanying Combined Proxy Statement/Prospectus describes the proposal being presented for your consideration. Shareholders of The Kenwood Growth & Income Fund, (the "Kenwood Fund"), the sole series of The Kenwood Funds (the "Kenwood Trust"), are being asked to approve the reorganization of the Kenwood Fund into the Profit Value Fund (the "Profit Fund"), a series of Profit Funds Investment Trust (the "Profit Trust"), another registered investment company (the "Reorganization").


The Board of Trustees of the Kenwood Trust (the "Board") has unanimously approved the Reorganization and believes that the Reorganization is in the best interests of the Kenwood Fund's shareholders. Under the Reorganization, Kenwood Fund shareholders will exchange their Kenwood Fund shares for an equal value of shares of the Profit Fund, and the Kenwood Fund will cease operations. Enclosed is further information about the Reorganization including a Combined Proxy Statement/Prospectus and a proxy card.

Important information about the Reorganization:

     o The Kenwood Fund and the Profit Fund pursue similar investment objectives.

     o Shareholder interests will not be diluted as a result of the tax-free Reorganization.

The Board believes that the Reorganization is important and recommends that you read the enclosed materials carefully and then vote FOR the proposal.

Please complete the enclosed proxy card and return it in the postage paid envelope provided.

--------------------------------------------------------------------------------
WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES. NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------


IF YOU HAVE ANY QUESTIONS CONCERNING THE COMBINED PROXY

STATEMENT/PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT THE KENWOOD FUNDS at 1-888-536-3863.

                                             Very truly yours,

                                             /s/ Barbara L. Bowles
                                             ----------------------------
                                             Barbara L. Bowles
                                             President
                                             The Kenwood Funds

                               QUESTIONS & ANSWERS

Q. Why is The Kenwood Growth & Income Fund (the "Kenwood Fund") merging into the Profit Value Fund (the "Profit Fund")?

A. The merger of the two funds into a single fund is intended to permit shareholders of both funds to enjoy the benefits associated with investing in a bigger fund. For example, with a larger fund, the fund's portfolio managers have greater flexibility to manage and diversify the fund's portfolio, with less concern that unexpected redemption requests will disrupt the fund's investment strategy.

Q.   How will this affect me as a shareholder of the Kenwood Fund?

A. As a result of the merger, you will become a shareholder of the Profit Fund. The merger is designed to be a federal income tax-free event for both the Kenwood Fund and you as a Kenwood Fund shareholder. Finally, the value of the Profit Fund shares you receive in the merger will be identical to the value of your Kenwood Fund shares the day of the merger.

Q.   Who gets to vote?


A. Shareholders of the Kenwood Fund who own shares as of November 12, 2003 will be entitled to vote on the proposed reorganization.


Q. How does the Kenwood Fund's Board of Trustees recommend that I vote my shares?

A. The Kenwood Fund's Trustees unanimously recommend that you vote "FOR" the proposed reorganization. Please vote and return ALL the proxy ballot cards you receive.

     IF A BALLOT IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE THE SHARES FOR THE PROPOSAL.

Q.   Who should I call with questions about this proxy?

A. If you have any questions regarding this proxy, please contact The Kenwood Funds at 1-888-536-3863.

                        The Kenwood Growth & Income Fund
                       10 South LaSalle Street, Suite 3610
                             Chicago, Illinois 60603

                                November 20, 2003

                    Notice of Special Meeting of Shareholders
                                December 22, 2003


To the Shareholders of The Kenwood Growth & Income Fund:


A special meeting of shareholders of The Kenwood Growth & Income Fund (the "Kenwood Fund"), the sole series of The Kenwood Funds (the "Kenwood Trust") will be held on Monday, December 22, 2003 at 2 p.m. (Central Time) to consider the following:


1. A proposal to approve the Agreement and Plan of Reorganization (the "Plan") between the Kenwood Trust and the Profit Funds Investment Trust (the "Profit Trust"). Under the Plan, the Kenwood Fund will transfer all of its assets and identified liabilities to the Profit Value Fund ("Profit Fund"), a series of the Profit Trust, in exchange for shares of the Profit Fund. The Kenwood Fund will then distribute the shares received from the Profit Fund proportionately to its shareholders and then terminate.

2.   Any other business that properly comes before the meeting.

Enclosed with this notice is a Combined Proxy Statement/Prospectus, which includes information relevant to the proposed transaction. A form of the Plan is attached as Exhibit A to the Combined Proxy Statement/Prospectus.


Shareholders of record of the Kenwood Fund as of the close of business on November 12, 2003 are entitled to vote at the meeting and any related follow-up meetings. This notice and related Combined Proxy Statement/Prospectus are first being mailed to shareholders of the Kenwood Fund on or about November 20, 2003. This Proxy is being solicited on behalf of the Board of Trustees of the Kenwood Fund.

--------------------------------------------------------------------------------
WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES. NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------


IF YOU HAVE ANY QUESTIONS CONCERNING THE COMBINED PROXY STATEMENT/PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT THE KENWOOD FUNDS at 1-888-536-3863.

                                       By Order of the Board of Trustees,

                                       /s/ Yolanda Waggoner
                                      ------------------------------
                                       Yolanda Waggoner
                                       Secretary

                                                The Kenwood Growth & Income Fund

               YOUR VOTE IS VERY  IMPORTANT  TO US  REGARDLESS  OF THE NUMBER OF
                                         SHARES THAT YOU OWN ON THE RECORD DATE.

                           Proxy Statement/Prospectus

                                November 20, 2003

                          Acquisition of the assets of

                        The Kenwood Growth & Income Fund
                                   a series of

                                The Kenwood Funds
                             10 South LaSalle Street
                             Chicago, Illinois 60603
                                 1-888-536-3863

                   By and in exchange for shares of beneficial
                                   interest of

                                Profit Value Fund
                                   a series of

                          Profit Funds Investment Trust
                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910
                                 1-888-744-2337

On August 29, 2003, the Board of Trustees (the "Board") of The Kenwood Funds (the "Kenwood Trust") approved the reorganization of The Kenwood Growth & Income Fund (the "Kenwood Fund"), the sole series of the Kenwood Trust, into Profit Value Fund (the "Profit Fund"), a series of Profit Funds Investment Trust (the "Profit Trust"), subject to approval by the Kenwood Fund's shareholders. Each of the Kenwood Trust and the Profit Trust is an open-end management investment company comprised of one series.

The reorganization contemplates that the Kenwood Fund will transfer all of its assets and certain identified liabilities to the Profit Fund in exchange, on a federal income tax-free basis, for shares of the Profit Fund. The Kenwood Fund will then distribute the shares received to its shareholders on a federal income tax-free basis.
 As a result, Kenwood Fund shareholders holding shares of the Kenwood Fund will receive shares of the Profit Fund. After the reorganization is completed, the Kenwood Trust will cease business operations and terminate.

The Kenwood Fund's investment objective is capital appreciation and current income. The Profit Fund's investment objective is long-term total return, consistent with the preservation of capital and maintenance of liquidity. The objectives are similar; however, dividend income is only an incidental consideration for the Profit Fund.


Please read the Combined Proxy Statement/Prospectus carefully and retain it for future reference. This document sets forth concisely the information about the reorganization that you should know before investing in the Profit Fund. A Statement of Additional Information dated November 20, 2003 has been filed with the Securities and Exchange Commission ("SEC") regarding the reorganization and is incorporated into this Combined Proxy Statement/Prospectus by reference.

The Profit Fund Prospectus and Statement of Additional Information, each dated February 1, 2003, as supplemented through the date hereof, are incorporated by reference into this Combined Proxy Statement/Prospectus. The Profit Fund's annual report dated September 30, 2002 and the Profit Fund's semi-annual report dated March 31, 2003 are incorporated by reference into the Statement of Additional Information of this Combined Proxy Statement/Prospectus. Copies of this information accompany this Combined Proxy Statement/Prospectus.

The Kenwood  Fund's  Prospectus  and Statement of Additional  Information,  each dated September 1, 2003, as supplemented through the date hereof, are incorporated by reference into this Combined Proxy Statement/Prospectus. The Kenwood Fund's annual report dated April 30, 2003 is incorporated by reference into the Statement of Additional Information of this Combined Proxy Statement/Prospectus. Copies of this information are available upon request without charge by writing or calling:

The Kenwood Growth & Income Fund
10 South LaSalle, Suite 3610
Chicago, IL 60603
1-888-536-3863


Shareholders may also view or obtain copies of this Combined Proxy Statement/Prospectus, the materials incorporated by reference herein or additional information regarding the Kenwood Fund or the Profit Fund for free at the Securities and Exchange Commission's ("SEC") Website, http://www.sec.gov. Copies of these documents are also available upon request, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. For information on the Public Reference Room, call the SEC at (202) 942-8090 or send an e-mail to publicinfo@sec.gov.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR   PASSED   UPON   THE   ADEQUACY   OF   THIS   COMBINED    PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE KENWOOD FUND AND THE PROFIT FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, AND ANY OTHER U.S. GOVERNMENT AGENCY. AN INVESTMENT IN THE KENWOOD FUND AND THE PROFIT FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS

SUMMARY.......................................................................14

         The Proposed Reorganization..........................................14

         Comparison of Fees...................................................15

         Example..............................................................16

         Comparison of Business Structures....................................17

         Comparison of Investment Objectives and Principal Investment
         Strategies...........................................................17

         Comparison of Investment Advisory Services and Fees..................18

         Comparison of Other Service Providers................................18

         Comparison of Purchase, Exchange and Redemption Privileges...........19

         Comparison of Minimum Initial/Subsequent Investment Requirements.....21

         Comparison of Distribution Policies..................................22

         Comparison of Distribution and Shareholder Servicing Fees............22

         Comparison of Net Asset Value Calculation Procedures.................22

INVESTMENT RISKS..............................................................23

INFORMATION ABOUT THE REORGANIZATION..........................................23

         General Description of the Reorganization and Plan...................23

         Securities to Be Issued..............................................24

         Reasons for the Reorganization.......................................26

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
 STRATEGIES AND CERTAIN OTHER POLICIES........................................28

         Investment Objectives................................................28

         Principal Investment Strategies......................................28

TAXATION......................................................................29

         Tax Consequences of the Reorganization...............................29

PERFORMANCE...................................................................31

         Performance of Profit Value Fund.....................................31

CAPITALIZATION................................................................32

VOTING INFORMATION............................................................33

ADDITIONAL INFORMATION........................................................35

         Shareholder Proposals................................................35

         Experts .............................................................36

         Information Filed with the Securities and Exchange Commission........36

EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION.....................A-1

EXHIBIT B - MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE......................B-1

Summary

This section summarizes the important terms of the proposed reorganization as well as certain information regarding The Kenwood Growth & Income Fund (the "Kenwood Fund"), the sole series of The Kenwood Funds (the "Kenwood Trust") and the Profit Value Fund (the "Profit Fund"), a series of Profit Funds Investment Trust (the "Profit Trust"). The information set forth in this section is only a summary of and is qualified in its entirety by the information contained elsewhere in this Combined Proxy Statement/Prospectus or in the documents incorporated by reference herein.


For a detailed discussion of the topics discussed in this Summary regarding the Kenwood Fund, see the Kenwood Fund's Prospectus and Statement of Additional Information, each dated September 1, 2003. For a detailed discussion of the topics discussed in this Summary regarding the Profit Fund, see the Profit Fund's Prospectus and Statement of Additional Information, each dated February 1, 2003.


The Proposed Reorganization

On August 29, 2003, the Kenwood Fund's Board of Trustees (the "Board") unanimously voted to approve the reorganization of the Kenwood Fund into and with the Profit Fund (the "Reorganization") pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Kenwood Trust and the Profit Trust.


For the reasons set forth in the section entitled "Information About the Reorganization - Reasons for the Reorganization," the Board, including the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended ("Disinterested Trustees"), unanimously concluded that the Reorganization is in the best interests of the Kenwood Fund's shareholders and recommends that you approve the Plan. The Board also concluded that the economic interests of the Kenwood Fund's shareholders would not be diluted as a result of the Reorganization. The Board considered a variety of different factors prior to forming these conclusions including, but not limited to: (1) the similarities of the investment objectives and management styles of the Kenwood Fund and the Profit Fund; (2) the past performance of the Kenwood Fund and the Profit Fund, including that, with the exception of the 3-year performance returns, the Profit Fund's returns have exceeded those of the Kenwood Fund; (3) the asset levels of the Kenwood Fund and the Profit Fund and the possible economies of scale and managerial efficiencies that could result in the future from combining them into a single, larger fund; (4) the federal income tax-free nature of the Reorganization; (5) the Kenwood Group Inc.'s (the Kenwood Fund's investment adviser) desire to cease managing mutual funds and focus on its institutional clients; and (6) the Kenwood Group's exploration of a number of different options for the Kenwood Fund, including a sale and dissolution without a merger.


Under the Plan, the Kenwood Fund will transfer all of its assets and identified liabilities to the Profit Fund. In exchange for the transfer of assets and liabilities, the Profit Fund will issue a number of full and fractional shares to the Kenwood Fund equal in value to the net assets transferred to the Profit Fund in connection with the Reorganization. The Kenwood Fund will then distribute to its shareholders of record all shares of the Profit Fund received by the Kenwood Fund. Following this distribution, the Kenwood Trust will cease business operations and terminate. You will receive, on a federal income tax-free basis, shares of the Profit Fund equal in value to your share of the net assets of the Kenwood Fund you hold as of 4:00 P.M., Central Time, on the Valuation Date (as defined in the Plan). No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization.

The Plan provides that the expenses of the Reorganization will be borne by The Kenwood Group and PIM. Shareholders of the Kenwood Fund and the Profit Fund will not bear any of the costs associated with the Reorganization.

Comparison of Fees

The following tables depict the various fees and expenses that you will bear from an investment in the Kenwood Fund and the Profit Fund prior to the Reorganization. The following fee table also shows the estimated pro forma fees for the Profit Fund as if the proposed Reorganization had taken place on September 30, 2003.


                                           Kenwood Fund(1)            Profit Fund(2)              Profit Fund
                                                                                                 (pro forma)(3)
                                           ----------------            ------------               ------------
Shareholder Fees (fees
paid directly from your
investment)

Maximum Sales Charge
(Load) Imposed on
Purchases (as a                                  None                    4.00%(4)                  4.00%(4)
percentage of the
offering price)

Maximum Deferred Sales
(Load)(as a percentage of                        None                     None(5)                   None(5)
amount redeemed)

Sales Charge (Load)
Imposed on Reinvested                            None                     None                      None
Dividends

Redemption Fee                                   None(6)                  None(6)                   None(6)

Annual Fund Operating
Expenses (expenses
deducted from fund
assets)

Management Fees                                  0.75%                     1.25%                     1.25%

Distribution (12b-1) Fees                        0.25%                     0.25%                     0.25%

Other Expenses                                   5.62%                     3.25%                     2.16%

Total Annual Fund                                6.62%                     4.75%                     3.66%
Operating Expenses

Fee Waiver and Expense                           5.62%                      N/A                       N/A
Reimbursement

Net Expenses                                    1.00%(7)                    N/A                       N/A

(1) Based on amounts incurred during the Kenwood Fund's fiscal year ended April 30, 2003 stated as a percentage of total assets.

(2) Based on amounts incurred during the Profit Fund's fiscal year ended September 30, 2002 stated as a percentage of total assets.

(3) Assumes the Reorganization had been consummated on September 30, 2003, and is for informational purposes only.

(4) No sales charge will be deducted from shares of the Profit Fund received by Kenwood Fund shareholders as a result of the Reorganization.

(5) Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of 1% if a redemption occurred within one year of purchase and a commission was paid to a participating unaffiliated dealer.


(6) A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change. For both funds, the fee is currently $15. In addition, the Kenwood Fund's transfer agent currently charges a $5.00 fee for each telephone exchange.


(7) The Kenwood Group, Inc., the Kenwood Fund's investment adviser, has contractually agreed to limit the Kenwood Fund's annual regular operating expenses to 1.00% until April 30, 2005.

Example

The following is a hypothetical example intended to help you compare the cost of investing in the Kenwood Fund and the Profit Fund both prior to and after the Reorganization. This example assumes that you invest $10,000 in the Kenwood Fund or in the Profit Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual rate of return, that the Kenwood Fund's and the Profit Fund's operating expenses remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                            1 Year       3 Years        5 Years        10 Years
                            -------      --------       --------       ---------
Kenwood Fund                $  102*       $  918**       $2,304**       $5,578**
Profit Fund                 $  857        $1,773         $2,694         $5,017
Profit Fund                 $  754        $1,475         $2,217         $4,158
(pro forma)


*Please note that the one year cost is based on the Kenwood Fund's net expenses resulting from The Kenwood Group's agreement to limit annual regular operating expenses to one percent for the period ending April 30, 2005.

**The three, five and ten year figures are based upon the Kenwood Fund's expenses for the next two years being limited to one percent, plus the expenses in years three through ten that would be incurred without the expense limitation.

Comparison of Business Structures

The Kenwood Trust is a Delaware statutory trust organized on January 9, 1996. The Kenwood Trust is registered as a diversified, open-end management company. The Kenwood Trust currently issues only one series of shares, the Kenwood Fund.

The Profit Trust is an open-end, diversified management investment company, organized as a Massachusetts business trust on June 14, 1996. The Profit Trust currently offers one series of shares to investors, the Profit Fund.

Each fund's Board of Trustees provides broad supervision over the affairs of its respective fund. The Boards, in turn, elect the officers of each trust to actively supervise each fund's day-to-day operations. The Boards meet periodically to review performance of the Kenwood Fund and the Profit Fund, respectively, and to discuss other matters affecting the applicable fund.

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Kenwood Fund and the Profit Fund.

                      Investment Objective          Principal Strategy
                      ------------------------      -------------------
Kenwood Fund          Capital appreciation and      Invests primarily in
                      current income                common stock of U.S.
                                                    mid-capitalization
                                                    companies that are
                                                    considered to be
                                                    undervalued.  Midcap
                                                    companies are those with
                                                    total market value of
                                                    $400 million to $8
                                                    billion.

Profit Fund           Long-term total return,      Invests primarily in
                      consistent with the  and     common stock of
                      preservation of capital      established, larger
                      and maintenance of           companies.  Large
                      liquidity                    capitalization companies
                                                   are those with a market
                                                   capitalization exceeding
                                                   $10 billion.


The principal differences between the funds with respect to their investment strategies include: (1) the Kenwood Fund invests in stocks of mid-cap companies while the Profit Fund invests primarily in stocks of larger capitalization companies, (2) although it is not a principal investment strategy of the Profit Fund, the Profit Fund may invest in securities convertible into common stock (such as convertible preferred stocks and bonds) while the Kenwood Fund does not invest in these securities, and (3) the Kenwood Fund prefers stocks with a record of paying dividends while dividend income is only an incidental consideration for the Profit Fund.

Comparison of Investment Advisory Services and Fees

The Kenwood Group, Inc. ("The Kenwood Group") is the Kenwood Fund's investment adviser. The Kenwood Group is an Illinois corporation with offices at 10 South LaSalle Street, Suite 3610, Chicago, Illinois 60603. The Kenwood Group has acted as an investment adviser to institutional investors since 1990.

Under the Investment Advisory Agreement with the Kenwood Fund, The Kenwood Group makes the investment decisions on behalf of the Kenwood Fund. The Kenwood Group has the responsibility for the day to day management of the Kenwood Fund and utilizes portfolio managers to provide the management services to the Kenwood Fund. As compensation for its services, The Kenwood Group is entitled to receive a monthly fee from the Kenwood Fund at the following annual rates based upon the Kenwood Fund's average daily net assets: 0.75% of the first $500 million, 0.70% of the next $500 million, and 0.65% on average daily net assets over $1 billion. The Kenwood Group has contractually agreed to waive its investment advisory fees to the extent necessary so that the ordinary annual operating expenses of the Kenwood Fund's shares do not exceed 1.00%. This agreement will continue until April 30, 2005. For the fiscal year ended April 30, 2003, The Kenwood Group waived its entire advisory fee.

The Kenwood Fund is co-managed by Barbara L. Bowles and Mark W. Watson. Barbara Bowles is the Founder, Chairman and CEO of the The Kenwood Group. Ms. Bowles has been managing the Kenwood Fund since its inception in 1996. Mark Watson is the President and Senior Portfolio Manager of The Kenwood Group. Mr. Watson has served as Co-Portfolio Manager of the Kenwood Fund since October 2001.

Profit Investment Management ("PIM") is the Profit Fund's investment adviser. PIM is a Delaware limited liability company with offices at 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910. PIM was formed in February 1996 for the purpose of providing investment advice to the Profit Trust and to others.

Under the terms of the Management Agreement between the Profit Trust and PIM, PIM manages the Profit Fund's investments, selects the portfolio securities for investment by the Profit Fund, purchases securities for the Profit Fund and places orders for execution of such portfolio transactions, subject to the general supervision of the Board of Trustees of the Profit Trust. As compensation for its services, PIM is entitled to receive an advisory fee computed and accrued daily and paid monthly at an annual rate of 1.25% of its average daily net assets. Since the Profit Fund's inception date, PIM has waived all of its advisory fees.

Profit Fund is managed by Eugene Profit, the President of PIM. Mr. Profit has been the President and Chief Officer of PIM since February, 1996. Mr. Profit and Dr. Joseph A. Quash are the controlling shareholders of PIM.

Comparison of Other Service Providers

Quasar Distributors, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Kenwood Fund. Ultimus Fund Distributors, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor of the Profit Fund.

U.S. Bancorp Fund Services ("USBFS") serves as the Kenwood Fund's administrator, transfer agent and accounting agent. Ultimus Fund Solutions, LLC serves as Profit Fund's administrator, transfer and accounting agent.

U.S. Bank, N.A. is the Kenwood Fund's custodian. Wachovia Bank, NA is the Profit Fund's custodian.

The   Kenwood   Fund's   and  the   Profit   Fund's   independent   auditor   is
PricewaterhouseCoopers LLP.

Comparison of Purchase, Exchange and Redemption Privileges

Purchase Procedures. Each of the Kenwood Fund and the Profit Fund continuously offers its shares through its distributor. You may purchase each of the Kenwood Fund's and the Profit Fund's shares by mail, by wire, by phone, by automatic investment plan (as discussed below), or through a service agent. Each of the Kenwood Fund and the Profit Fund does not issue share certificates to new purchasers.

If you purchase shares of the Kenwood Fund or the Profit Fund, you will receive periodic and quarterly statements, respectively, and a confirmation of every transaction.


Shares of the Profit Fund are purchased at the net asset value per share ("NAV") calculated after your investment is received in proper form, plus any applicable sales charge. Shares of the Kenwood Fund are purchased at the NAV calculated after your investment is received in proper form. Each fund calculates its NAV as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. On days in which the New York Stock Exchange closes early, each fund calculates its NAV at the time of the closing. Purchases, redemptions, and exchanges of the Kenwood Fund and the Profit Fund may be made on any day that the New York Stock Exchange is open.


Unlike the Kenwood Fund, the Profit Fund charges a sales load as shown below:


                                                  Sales Load as % of:                         Dealer Reallowance
                                                                                                as % of Public
                                   Public Offering Price         Net Amount Invested              Offering
Amount of                          ---------------------         -------------------      -----------------------
Investment Price
-----------------
Less than $100,000                         4.00%                        4.17%                        3.60%

$100,000 by less than $250,000
                                           3.50%                        3.63%                        3.30%

$250,000 but less than
$500,000                                   2.50%                        2.56%                        2.30%

$500,000 but less than
$1,000,000                                 2.00%                        2.04%                        1.80%

$1,000,000 or more                         None*                        None*

*There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of 1% may apply if a commission was paid to a participating unaffiliated dealer and the shares are redeemed within one year from the date of purchase.


However, the sales load will be waived for Kenwood Fund shareholders who receive shares of the Profit Fund as a result of the Reorganization; future purchases of Profit Fund shares will be subject to any applicable sales load. For more information about the specifics of the Profit Fund's sales load, please see the Profit Fund's Prospectus and Statement of Additional Information, which is incorporated herein by reference.


Exchange Privileges. The Kenwood Fund has exchange privileges. The Profit Fund has no exchange privileges. The exchange policy for the Kenwood Fund is listed below.

As a service to shareholders, the Kenwood Fund has established a program whereby shareholders can exchange Kenwood Fund shares for shares of a First American money market fund. The available First American money market funds are no-load funds that offer check-writing privileges. The First American money market funds are managed by an affiliate of USBFS, the Kenwood Fund's administrator, transfer agent and accounting agent, and are unrelated to the Kenwood Fund.

The available First American Funds are the First American Prime Obligations Fund and the First American Tax-Free Obligations Fund. There is no charge for exchange transactions requested by mail. USBFS will charge a fee for each exchange transaction that is executed over the phone. This fee is currently $5.00. For further information about the Kenwood Fund's exchange privileges, please see the Kenwood Fund's prospectus, which is incorporated herein by reference.

Redemption Procedures. You may redeem shares of each of the Kenwood Fund and the Profit Fund at the next NAV computed after your order to redeem has been received in proper form.

You may redeem your shares of the Kenwood Fund directly by mail or express mail or by wire, or by phone or through your securities dealer (who may charge a fee for this service).

You may redeem shares of the Profit Fund by mail or through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Profit Fund at the fund's net asset value next determined after your order is received by such organization in proper form before 4:00 p.m. Eastern Time, or such earlier time as may be required by such organization. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Profit Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Profit Fund's transfer agent.

A contingent deferred sales load is imposed upon certain redemptions of shares of the Profit Fund purchased at net asset value in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Profit Fund's Distributor and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to the Profit Fund's Distributor and will be equal to 1% of the lesser of (1) the net asset value at the time of purchase of the shares being redeemed or (2) the net asset value of such shares at the time of redemption. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. If an investor's purchase is subject to the contingent deferred sales load, the investor will be notified on the confirmation for his/her purchase.

Redemptions of shares of the Profit Fund received by Kenwood Fund shareholders in the Reorganization, as well as additional shares purchased without a sales load by Kenwood Fund shareholders, and shares held for more than one year are not subject to the contingent deferred sales load. The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Profit Fund shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. PIM may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

Automatic Investment/Withdrawal Plans.

The Kenwood Fund offers an Automatic Investment Plan. Under this plan, an investor may make a minimum $100 regular monthly investment in the Kenwood Fund.

The Profit Fund offers an Automatic Investment Plan. Under this plan, an investor may make a minimum $50 initial and regular monthly investment in the Profit Fund.

The Profit Fund offers an automatic withdrawal plan. If an investor owns shares having a value of at least $5,000, the investor may arrange to have some of his/her shares redeemed monthly or quarterly in a specified amount not less than $50 each. The Kenwood Fund does not offer an automatic withdrawal plan.

Comparison of Minimum Initial/Subsequent Investment Requirements

The Kenwood Fund and the Profit Fund have slightly different minimum and subsequent investment requirements. The following table summarizes the minimum initial and subsequent investment requirements of the Kenwood Fund and the Profit Fund.

             Minimum Initial and Subsequent Investment Requirements

                                 Kenwood Fund               Profit Fund
                                ---------------            --------------
Initial Investment                  $2,000                    $2,500
Subsequent Investments               $100                       $50
Minimum Account Balance(1)          $2,000                   $2,500(2)

(1) In the case of each fund, if the value of your account falls below the minimum account balance, for any reason other than a change in market value, that fund reserves the right to redeem your shares, after giving you 60 days' notice.

(2) Minimum account is $1,000 in the case of tax-deferred retirement plans.

Comparison of Distribution Policies

The Kenwood Fund and the Profit Fund each expects to pay substantially all of its net investment income and net realized capital gains at least annually.

Normally, each of the Kenwood Fund and the Profit Fund reinvests distributions in additional fund shares unless a shareholder elects to receive distributions in cash.

Distributions from the Profit Fund are paid according to one of the following options:

Share Option -- income distributions and capital gains distributions reinvested in additional shares.

Income Option -- income distributions and short-term capital gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

Cash Option -- income distributions and capital gains distributions paid in cash.

If a Profit Fund shareholder selects the Income Option or the Cash Option and the U.S. Postal Service cannot deliver the checks or if the checks remain uncashed for six months, the dividends may be reinvested in the shareholder's account at the then current net asset value and thereafter may continue to be reinvested in such shares. No interest will accrue on amounts represented by uncashed dividend checks.

Comparison of Distribution and Shareholder Servicing Fees

Each of the Kenwood Trust and the Profit Trust has adopted a Rule 12b-1 distribution plan under which the Kenwood Fund and the Profit Fund, respectively, pays up to 0.25% of the fund's average daily net assets to cover expenses incurred in connection with the distribution of the fund's shares.

Distribution fees pay for promotion and distribution of fund shares and services provided to shareholders. Because these fees are paid from fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges that apply to other funds.

Comparison of Net Asset Value Calculation Procedures

Each fund calculates its NAV as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. On days in which the New York Stock Exchange closes early, each Fund will calculate its NAV at the time of the closing.

The NAV of the Kenwood Fund or the Profit Fund is determined by dividing the total value of the assets of the fund, minus its liabilities, by the total number of its shares outstanding.

                                Investment Risks

Principal Risks

The Kenwood Fund and Profit Fund have similar risks, although the Kenwood Fund invests in mid-cap companies rather than large cap companies. Investing in mid-cap companies may be more volatile and risky than investing in large cap stocks. Other principal risks applicable to the Kenwood Fund and the Profit Fund, as identified in their respective prospectuses, are described in the table below.


Principal Risks                                       Fund(s) Subject to Risk
---------------                                       ------------------------
Market Risk - Due to risks of
investing in equity markets, the fund                       Kenwood Fund
may experience a sudden, unpredictable
decline in  value, as well as periods                       Profit Fund
of poor  performance.  Because stock
values move up and down, the value
of your shares may go up and down.

Management Risk - The investment                            Kenwood Fund
strategy used by the investment
adviser may fail to produce the                             Profit Fund
intended results.

Style Risk - The investment adviser's
value approach focuses on stocks
believed to be selling at a discount
relative to the market and its peers.
It is the investment adviser's                              Kenwood  Fund
expectation that these companies will
ultimately be recognized by the market                      Profit Fund
and thus appreciate in value. If the
market does not recognize these
companies, their stock prices may
remain stable or decrease in value.



                      Information About the Reorganization

This section summarizes the material terms of the Reorganization. This section is qualified in its entirety by the terms and conditions contained in the Plan, a form of which is attached as Appendix A to this Combined Proxy Statement/Prospectus.

General Description of the Reorganization and Plan

Under the Plan, the Kenwood Fund will transfer all of its assets and identified liabilities to the Profit Fund. In exchange for the transfer of the Kenwood Fund's assets and liabilities, the Profit Fund will issue a number of full and fractional shares of the Profit Fund to the Kenwood Fund equal in value to the net assets transferred to the Profit Fund in connection with the Reorganization. The Kenwood Fund will then distribute to its shareholders of record all shares of the Profit Fund received by the Kenwood Fund. You will receive shares of the Profit Fund equal in value to your share of the net assets of the Kenwood Fund you hold as of 4:00 P.M., Eastern time, on the Valuation Date (as defined in the Plan).

After distributing the shares it received from the Profit Fund to its shareholders under the Reorganization, the Kenwood Trust will be dissolved under Delaware law and deregistered as an investment company. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization.

The Plan contains customary representations, warranties, and conditions designed to ensure that the Reorganization is fair to the Kenwood Fund and its shareholders. The Plan provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Plan by the Kenwood Fund's shareholders; and (ii) the receipt by the Kenwood Fund and the Profit Fund of a tax opinion to the effect that the Reorganization will be federal income tax-free to the Kenwood Fund and its respective shareholders. The Plan may be terminated if, on the Closing Date, any of the applicable conditions have not been met or if the representations and warranties are not true, or if the Board determines that consummation of the Reorganization is not in the best interest of the Kenwood Fund.

The Plan provides that the expenses of the Reorganization will be borne by The Kenwood Group and PIM. Shareholders of the Kenwood Fund and the Profit Fund will not bear any of the costs associated with the Reorganization. Expenses associated with the Reorganization will be divided among the parties as follows:
The Kenwood Group will pay for (a) expenses associated with the preparation of the registration statement; (b) postage; (c) printing; (d) legal fees incurred by The Kenwood Group, the Kenwood Trust or the Kenwood Fund in connection with the Reorganization; and (e) solicitation costs of the Reorganization. PIM will pay for: (a) legal fees incurred by PIM, the Profit Trust or the Profit Fund in connection with the Reorganization; (b) expenses associated with the filing of the registration statement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary to be issued in each state; and (d) any accounting or tax fees incurred by PIM for the preparation of the tax opinion required by the Reorganization. Payment of any other expenses that may occur and that are not specifically allocated will be determined by mutual agreement between The Kenwood Group and PIM. In addition, The Kenwood Group and PIM have entered into a side agreement whereby PIM has agreed to pay The Kenwood Group an additional $25,000 in order to defray The Kenwood Group's expenses in connection with the Reorganization. Shareholders of the Kenwood Fund and the Profit Fund will not bear any of the costs associated with the Reorganization.

If the shareholders of the Kenwood Fund approve the Plan, the Reorganization will take place after various conditions are satisfied by the Kenwood Fund and the Profit Trust, on behalf of the Profit Fund, including the preparation of certain documents. If the shareholders of the Kenwood Fund do not approve the Plan, the Reorganization will not take place.

Securities to Be Issued

The Kenwood Fund, a series of the Kenwood Trust, is subject to Delaware law while the Profit Fund, a series of the Profit Trust, is subject to

Massachusetts law. While the Kenwood Fund and the Profit Fund are subject to the laws of different jurisdictions, the applicable state laws are similar and the Reorganization will not result in material differences in shareholder rights.

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory authority limiting business trust shareholder liability exists under Massachusetts law. As a result, to the extent that the Kenwood Trust or a shareholder is subject to the jurisdiction of courts in other states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware statutory trust to liability. To guard against this risk, the Declaration of Trust states that each shareholder of the Kenwood Trust shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to the Kenwood Trust. In addition, the Kenwood Trust's Trustees shall have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment other than such as the shareholder may have agreed to pay by way of subscription for any shares of the Kenwood Trust. The Agreement and Declaration of Trust provides for the indemnification out of the Kenwood Trust property for all loss and expense of any shareholder held personally liable, solely by reason of being a shareholder of the Kenwood Trust, for the obligations of the Kenwood Trust. Accordingly, the risk of a shareholder of the Kenwood Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; and (ii) the Kenwood Trust itself would be unable to meet its obligations. In view of Delaware law, the nature of the Kenwood Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of the Kenwood Trust is remote.

Shareholders of the Profit Trust as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of the Profit Trust. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Profit Trust is not aware of any instance where such result has occurred. In addition, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Profit Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Profit Trust or the Profit Trust's Trustees. The Agreement and Declaration of Trust also provides for the indemnification out of the Profit Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Profit Trust. Moreover, it provides that the Profit Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Profit Trust and satisfy any judgment thereon. As a result, and particularly because the Profit Trust assets are readily marketable and ordinarily substantially exceed liabilities, the risk of shareholder liability is slight and limited to circumstances in which the Profit Trust itself would be unable to meet its obligations. In view of the above, the risk of personal liability is remote.

The Kenwood Trust and the Profit Trust each have an unlimited number of authorized shares of beneficial interest, no par value. The Board and the Profit Trust's Board of Trustees may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and classes.

Both the Kenwood Trust and the Profit Trust (and their series) will continue indefinitely until terminated. The Board and the Profit Trust's Board of Trustees are each authorized to establish the relative rights and preferences of shares of any series of the respective Trust. The Profit Trust's Declaration of Trust authorizes the Trustees to establish different rights and preferences, including the rate or rates of dividends or distributions, of shares of classes of series of the Trust.

The Profit Trust's Declaration of Trust expressly provides that any fractional share of any series or class shall carry proportionately all the rights and obligations of a whole share of that series or class, including with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the Trust. The Kenwood Trust's Declaration of Trust is silent with respect to most of the rights and obligations of a fractional share. However, the Kenwood Declaration of Trust does provide that each fractional Share shall be entitled to a proportionate fractional vote.

Neither Delaware nor Massachusetts law requires the Kenwood Trust or the Profit Trust, respectively, to hold annual meetings of shareholders, and generally, the Kenwood Trust or the Profit Trust will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing 10% of the Kenwood Trust's outstanding shares may, under its organizational documents, call meetings of the Kenwood Trust for any purpose related to the Kenwood Trust, including for the purpose of voting on removal of one or more Trustees. Shareholders representing 10% of the Profit Trust's outstanding shares may, under its organizational documents, call meetings of the Profit Trust only for the purpose of voting on removal of one or more Trustees. In order to call a meeting for any other purpose, shareholders representing 25% of the Profit Trust's outstanding shares are required.

The quorum requirement for shareholder meetings differs between the Kenwood Trust and the Profit Trust. Under the Profit Trust's Declaration of Trust, a majority of shares constitutes a quorum for shareholder meetings. Under the Kenwood Fund's Declaration of Trust, however, 30% of the outstanding shares constitutes a quorum for shareholder meetings.

Under the Profit Trust's Declaration of Trust, the Trustees are authorized to provide that holders of shares of a series of the Profit Trust have the right to convert their shares into shares of one or more series of shares. The Kenwood
Trust's Declaration of Trust and Bylaws do not mention conversion rights. All shares of the Kenwood Trust and the Profit Trust are fully paid and non-assessable. For both the Kenwood Trust and the Profit Trust, the assets and liabilities of any series of either Trust are segregated from the assets and liabilities of other series of the respective Trust. Therefore, distributions and redemption proceeds are only paid out of the assets of a particular series of either Trust, not out of a Trust's assets generally. Such distributions are made pro rata and redemption proceeds equal the assets represented by the redeemed shares.

Reasons for the Reorganization

At a meeting held on August 29, 2003, the Board, including the Disinterested Trustees, unanimously approved the Plan and determined that the Reorganization would be in the best interests of the Kenwood Fund and the

Kenwood Fund's shareholders. The Board, including the Disinterested Trustees, also determined that the Reorganization would not dilute the interests of the shareholders of the Kenwood Fund.

During its deliberations, the Trustees considered the strategic alignment of the Kenwood Fund and Profit Fund and concluded, based on presentations made at the meeting, including discussions of past performance of the respective funds, that it would be in the best interest of the Kenwood Fund's shareholders for the Kenwood Fund to reorganize into the Profit Fund. In addition, the Trustees also considered (with the advice and assistance of independent legal counsel) that the Reorganization would provide the following benefits to the Kenwood Fund's shareholders based on information provided during the meeting:

Dilution: The Plan includes provisions intended to avoid dilution of the interests of the shareholders of the Kenwood Fund. Under the Plan, each Kenwood Fund shareholder will receive shares of the Profit Fund, which in the aggregate, will equal the net value of the Kenwood Fund's assets.

Expenses: Although the net operating expenses of the Profit Fund are higher than those of the Kenwood Fund, the Profit Fund's investment adviser, PIM, informed the Kenwood Fund's Board that it is committed to lowering the Profit Fund's net operating expenses. It was also noted that the Kenwood Fund's operating expenses reflected a greater reimbursement of expenses by the Kenwood Group and that, absent waivers and expense reimbursements by both funds, the Kenwood Fund's total operating expenses were higher.

Assets: The Trustees noted that the Kenwood Fund's shareholders may benefit in the future from managerial and cost efficiencies due to the larger assets size of the Profit Fund post Reorganization.

Federal Income Tax-Free Nature of the Reorganization: It is anticipated the Reorganization will be accomplished without federal tax implications to the Kenwood Fund or its shareholders. Each of the Kenwood Fund's and Profit Fund's distributions made in the normal course of business will still be subject to federal income tax. Please see the Kenwood Fund and Profit Fund's prospectuses for more information as to the federal income tax treatment of distributions.

Costs of the Reorganization: The costs of the Reorganization will be borne by The Kenwood Group and PIM. Shareholders of the Kenwood Fund and the Profit Fund will not bear any of the costs associated with the Reorganization.



Other options: The Trustees noted that the Kenwood Fund's investment adviser, the Kenwood Group, had explored a number of options for the Kenwood Fund after the Kenwood Group had decided that it wished to cease advising mutual funds and focus its attention on its institutional clients. These alternatives included a sale of the Kenwood Fund or its liquidation and dissolution without a merger. The Trustees had discussed each of these options at prior Board meetings, but ultimately determined that the Profit Fund was an attractive alternative for Kenwood Fund shareholders.

THE BOARD, INCLUDING THE DISINTERESTED TRUSTEES, UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN BY THE KENWOOD FUND'S SHAREHOLDERS.

      Comparison of Investment Objectives, Principal Investment Strategies
                           and Certain Other Policies

This section compares the investment objectives, principal investment strategies and certain other policies of the Kenwood Fund and the Profit Fund. This summary is qualified in its entirety by the information contained in the Prospectuses and Statements of Additional Information for the Kenwood Fund and the Profit Fund. For a detailed discussion of the investment objectives, principal investment strategies and other policies of the Kenwood Fund, see the Kenwood Fund's Prospectus and Statement of Additional Information, each dated September 1, 2003, as supplemented through the date hereof.

For a detailed discussion of the investment objective, principal investment strategies and other policies of the Profit Fund, see the Profit Fund's Prospectus and Statement of Additional Information, each dated February 1, 2003, as supplemented through the date hereof.

Investment Objectives

The Kenwood Fund's investment objective is capital appreciation and current income. The Profit Fund's investment objective is long-term total return, consistent with the preservation of capital and maintenance of liquidity. The objectives are similar, as total return is comprised of both capital appreciation and current income. However, dividend income is only an incidental consideration for the Profit Fund.

The investment objective of each of the Kenwood Fund and the Profit Fund is non-fundamental and can be changed without shareholder approval.

Principal Investment Strategies

The Kenwood Fund invests primarily in common stock of U.S. mid-capitalization ("midcap") companies that are considered to be undervalued. The Kenwood Fund defines midcap companies as those with total market value of $400 million to $8 billion. In The Kenwood Group's judgment this market niche tends to be more liquid than the small cap market, and thus may represent lower risks while offering comparable returns to the small cap market. In addition, the midcap market may provide comparable returns to the large cap market without significantly greater risks.

The Kenwood Group manages the Kenwood Fund with an emphasis on value, giving preference to the stocks of well-managed companies that are priced below their inherent worth. In determining the value of a stock, The Kenwood Group relates the current price to present and anticipated future earnings and to a company's assets and equity.

The Kenwood Group look for stocks that it believes have low risk, rather than seeking those with extraordinary upside potential. By "low risk" The Kenwood Group means that in its judgment the risks of investing in the Kenwood Fund's portfolio present no additional risks beyond those inherent in the market. The Kenwood Group prefers stocks with a record of paying dividends, because dividends provide income as well as some protection in a volatile or weak market.

Profit Fund's investment strategy is designed to participate in rising equity markets while limiting, as much as possible, the downside volatility which can accompany equity investing. PIM, Profit Fund's adviser, uses a disciplined, value-oriented process to select stocks generally having the following characteristics: 1) low price/earnings ratios relative to a company's sector or historical performance; 2) strong balance sheet ratios; 3) high return on capital and 4) low price/growth ratios relative to a company's sector. In PIM's opinion, these stocks typically enjoy low expectations from investors in general and are undervalued. As a result, in PIM's opinion, average "earnings" performance by such companies can result in superior stock performance, and disappointing "earnings" should result in minimal negative stock performance.

After purchasing a stock, PIM continues to monitor its progress in relation to the overall market and its peers. In evaluating whether to sell a stock, PIM considers, among other factors, whether:

     o    the stock is overvalued relative to other investments
     o    the stock has met PIM's earnings expectations
     o political, economic, or other events could affect the company's performance
     o    PIM identifies a more attractive opportunity

PIM will not necessarily sell a security based on its relationship to these or other factors.

Normally, the Profit Fund will invest at least 65% of its total assets in common stocks. The Profit Fund expects to invest a portion of its assets in stocks currently paying dividends, although it may buy stocks that are not paying dividends but offer prospects for growth of capital or future income. Although the Profit Fund invests primarily in common stock, the Profit Fund may also invest in securities convertible into common stock (such as convertible bonds, convertible preferred stocks and warrants). The Profit Fund may invest in convertible preferred stocks and bonds which are rated at the time of purchase in the four highest rating categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Ratings Group (AAA, AA, A, BBB) or unrated securities determined by PIM to be of comparable quality.


Additional Risks of the Fund

Preferred stock and bonds rated Baa or BBB have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities. When interest rates rise, the value of such securities can be expected to decline.


                                    Taxation

Tax Consequences of the Reorganization


It is anticipated that the Reorganization will be a tax-free reorganization within the meaning of Section 368(a) of the Code. For federal income tax purposes, this means that no gain or loss will be recognized by the Kenwood Fund shareholders upon the exchange of their shares of the Kenwood Fund for shares of the Profit Fund in liquidation of the Kenwood Fund. The Kenwood Fund and the Profit Trust, on behalf of the Profit Fund, will receive an opinion from Sullivan & Worcester LLP substantially to the effect that, for federal income tax purposes:


(1) The transfer of all of the Kenwood Fund assets solely in exchange for shares of the Profit Fund and the assumption by the Profit Fund of the identified liabilities of the Kenwood Fund followed by the distribution of shares of the Profit Fund pro rata to the Kenwood Fund shareholders in liquidation of the Kenwood Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Profit Fund and the Kenwood Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Profit Fund upon the receipt of the assets of the Kenwood Fund solely in exchange for the shares of the Profit Fund and the assumption by the Profit Fund of the identified liabilities of the Kenwood Fund;

(3) No gain or loss will be recognized by the Kenwood Fund upon the transfer of the Kenwood Fund assets to the Profit Fund in exchange for shares of the Profit Fund and the assumption by the Profit Fund of the identified liabilities of the Kenwood Fund or upon the distribution (whether actual or constructive) of shares of the Profit Fund to Kenwood Fund shareholders in exchange for their shares of the Kenwood Fund;

(4) No gain or loss will be recognized by the Kenwood Fund shareholders upon the exchange of their shares of the Kenwood Fund for shares of the Profit Fund in liquidation of the Kenwood Fund;

(5) The aggregate tax basis of the Profit Fund shares received by each Kenwood Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Kenwood Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Profit
Fund shares received by each Kenwood Fund shareholder will include the period during which the Kenwood Fund shares exchanged therefor were held by such shareholder (provided the Kenwood Fund shares were held as capital assets on the date of the Reorganization); and

(6) The tax basis of the Kenwood Fund assets acquired by the Profit Fund will be the same as the tax basis of such assets to the Kenwood Fund immediately prior to the Reorganization, and the holding period of the assets of the Kenwood Fund in the hands of the Profit Fund will include the period during which those assets were held by the Kenwood Fund.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Kenwood Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Kenwood Fund shares and the fair market value of the Profit Fund shares he or she received. Shareholders of the Kenwood Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, the Kenwood Fund shareholders should also consult their tax advisors as to the state and local tax consequences, if any, of the Reorganization.

As of September 30, 2002, the Profit Fund had $266,706 of capital loss carryforwards. As of April 30, 2003, the Kenwood Fund had $114,949 of capital loss carryforwards. The Profit Fund's ability to carry forward the pre-Reorganization losses of the Kenwood Fund and use them to offset future gains will likely be limited. In addition, as a result of the Reorganization, the benefit of the available pre-Reorganization losses of the Kenwood Fund will be spread among a larger group of shareholders than would have been the case absent the Reorganization. Therefore, with the reduction in the relative amount of the pre-Reorganization losses available to current shareholders of the Kenwood Fund following the Reorganization, together with the possibility that the Profit Fund will be limited in its ability to carry forward its own pre-Reorganization losses, the shareholders of both funds could, under certain circumstances, pay more taxes, or pay taxes sooner, than they would if the Reorganization did not occur.

                                Performance

A discussion of the factors that materially affected the performance of the Profit Fund during its most recently completed fiscal year, together with the underlying performance information in the most recent annual report dated
September 30, 2002, follow at Exhibit B to this Combined Proxy Statement/Prospectus.

The following charts and tables illustrate the variability of the Profit Fund's returns. The charts and the tables provide an indication of the risks of investing in the Profit Fund by showing the changes in the Profit Fund's performance from year-to-year for each full calendar year over the lifetime of the fund, and by showing the changes in the Profit Fund's performance from year-to-year for each full calendar year over the lifetime of the Fund, and by showing how the Profit Fund's average annual returns compare to those of a broad measure of market performance. How the fund has performed in the past (before and after taxes) is not necessarily an indication of how the fund will perform in the future. The impact of taxes and sales loads is not reflected in the bar chart; if reflected, returns would be less than those shown. In addition, the absence of expense waivers would cause the returns to be less than those shown.

Performance of Profit Fund

The inception date for Profit Fund is November 15, 1996.

Annual Total Returns (%) as of 12/31 each year

1997: 23.58%
1998: 32.55%
1999: 27.62%
2000: -4.22%
2001: -10.56%
2002: -24.69%

The calendar year-to-date return as of June 30, 2003 was 18.70%.

During the periods shown in the bar chart, the highest return for a quarter was 30.98% (for the 4th quarter of 1998) and the lowest return for a quarter was -20.64% (for the 3rd quarter of 2001).

                          AVERAGE ANNUAL TOTAL RETURNS

                                Profit Value Fund
                          Average Annual Total Returns
                     For the period ended December 31, 2002

                                                                                    Since Inception
                                                 1 Year           5 Years           (Nov. 15, 1996)
                                                ---------        ---------          ---------------
PROFIT VALUE FUND
Return Before Taxes                              -27.72%           0.94%                 4.71%
Return After Taxes on Distributions              -27.72%           0.61%                 4.35%
Return After Taxes on Distributions
and Sale of Fund Shares                          -17.02%           0.88%                 3.92%
S&P 500 Index(1) (reflects no                    -22.10%          -0.59%                 4.46%
deductions for fees, expenses or taxes)

(1) The S&P 500 Index is an unmanaged index of common stock prices of 500 widely held U.S. stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                 Capitalization

The following table sets forth as of September 23, 2003 (i) the capitalization of the Kenwood Fund, (ii) the capitalization of the Profit Fund, and (iii) the pro forma combined capitalization of the funds assuming that the Plan is approved and the Reorganization is consummated. The pro forma data reflects an exchange ratio of approximately 0.79 shares of Profit Fund issued for each share of Kenwood Fund.



                                                                                    Pro Forma Combined
                                     Kenwood Fund(1)           Profit Fund(1)          Profit Fund(2)
Net Assets                              $3,403,948               $3,700,497              $7,104,445
Net Asset Value Per Share                 $12.52                    $15.88                 $15.88
Shares Outstanding                     271,947.067              233,002.358             447,356.766


(1) Capitalization prior to the Reorganization.

(2) Assumes the Reorganization had been consummated on September 23, 2003, and is for informational purposes only. No assurance can be given as to how many shares of the Profit Fund will be received by the shareholders of the Kenwood Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Profit Fund that actually will be received on or after such date.

                               Voting Information

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the special meeting of shareholders. Solicitation of proxies will be primarily by mail. Officers and service contractors of the Kenwood Fund may also solicit proxies by telephone, facsimile, Internet, or in person. The costs of solicitation will be borne by The Kenwood Group.

Each share of the Kenwood Fund is entitled to one vote. To approve the Reorganization of the Kenwood Fund, a majority of the shares of the Kenwood Fund outstanding and entitled to vote must be voted in favor of the Plan. Shareholders holding thirty percent (30%) of the outstanding shares of the Kenwood Fund as of the Record Date present by proxy will constitute a quorum for the transaction of business at the Special Meeting.

For purposes of determining the presence of a quorum and counting votes on the matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not counted as votes cast at the Special Meeting. Therefore, shares represented by abstentions and "broker non-votes" will have the effect of a "NO" vote at the Special Meeting. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners and other persons entitled to vote for which the broker lacks discretionary voting authority.

Please use the Proxy card enclosed with the Proxy Statement/Prospectus (the "Proxy Card") to vote on the Reorganization. You should complete the Proxy Card by:

(1) Indicating whether you vote "FOR", "AGAINST", or "ABSTAIN" from voting on the Reorganization by checking the appropriate box on the Proxy Card;

(2) Signing and dating the Proxy Card; and

(3) Returning it to The Kenwood Group in the enclosed postage-paid envelope.

Any shareholder given a Proxy has the right to attend the Special Meeting to vote his/her shares in person (thereby revoking any prior Proxy) and also the right to revoke the Proxy at any time prior to its exercise by executing a superseding Proxy or by submitting a written notice to The Kenwood Funds, 10 South LaSalle, Suite 3610, Chicago, IL 60603 with a "Revocation Letter" that:

(1) Identifies yourself;

(2) States that as shareholder of the Kenwood Fund, you revoke your prior decisions as set forth in the previously returned Proxy Card; and

(3) Indicates your approval, disapproval or abstention from voting on the Reorganization.


Your Proxy Card or Revocation Letter must be received on or before December 22, 2003. If you do not return your Proxy Card by that date or you abstain from voting, you will be treated as having voted "AGAINST" the Reorganization. Please note that simply attending the Special Meeting without voting will not revoke a prior Proxy.

If a ballot is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares "FOR" the proposal.

It is not anticipated that any matters other than the approval of the Plan will be brought before the meeting. Should other business be brought before the meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as proxies. If sufficient votes in favor of approving the Plan are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the meeting for a reasonable period of time to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote "FOR" adjournment those proxies required to be voted "FOR" the approval of the proposal. The persons named as proxies will vote "AGAINST" adjournment those proxies required to be voted "AGAINST" the proposal. The costs of any additional solicitation and of any adjourned session will be paid by The Kenwood Group.


Only Shareholders of the Kenwood Fund on November 12, 2003 (the "Record Date") are entitled to notice of and to vote at the Special Meeting. As of November 12, 2003, shares outstanding of the Kenwood Fund were as follows:

--------------------------------------------------------------------------------
Fund                                     Outstanding Shares
--------------------------------------------------------------------------------
Kenwood Fund                                  268,543.20

As of the Record Date, officers and Trustees of the Kenwood Fund as a group owned more than 36.6% of the Kenwood Fund's shares. As of the Record Date, and to the best of the Kenwood Fund's knowledge and belief, the following persons owned beneficially or of record 5% or more of the fund:


Name and Address                                                  Percentage of Ownership

                                                                                           Following the
                                                    As of the Record Date                  Reorganization
Charles Schwab & Co., Inc.
Special Custody Account for the Benefit of
Customers                                                   26.7%                               14.32%
101 Montgomery Street
San Francisco, CA 94104-4122

Barbara L. Bowles
xx%
c/o The Kenwood Group, Inc.                                19.75%                               10.59%
10 S. La Salle Street, Suite 3610
Chicago, IL 60603-1002

Reynaldo Glover
c/o Piper Rudnick                                           7.51%                                4.03%
203 N. LaSalle Street
Chicago, IL 60601




                                       34

M Leanne Lachman
870 United Nations                                           5.8%                                3.13%
Plaza, Apt. 19E
New York, NY 10017-1825


Although Charles Schwab & Co., Inc. owns more than 25% of the Kenwood Fund's shares, this is ownership of record for multiple shareholders of the Kenwood Fund, and therefore, Charles Schwab & Co., Inc. does not control the Kenwood Fund.


As of the Record Date, shares outstanding of the Profit Fund were as follows:
--------------------------------------------------------------------------------
Fund                                 Outstanding Shares
--------------------------------------------------------------------------------
Profit Fund                              232,477.886

As of the Record Date, officers and Trustees of the Profit Fund as a group owned 10.93% of the outstanding shares of the Profit Fund. As of the Record Date, and to the best of the Profit Fund's knowledge and belief, the following persons owned beneficially or of record 5% or more of the Profit Fund:


Name and Address                                                      Percentage of Ownership

                                                                                            Following the
                                                    As of the Record Date                   Reorganization
National Financial Services LLC for the                    27.63%                               12.82%
exclusive benefit of its customers
200 Liberty Street
1 World Financial Centre
New York, NY 10281

Capital Cardiology Consultants                              6.16%                                2.86%
1160 Varnum Street, NE
Suite 100
Washington, D.C. 20017

Christopher F. Hopson                                       5.30%                                2.46%
7205 Grubby Thicket Way
Bethesda, MD 20817

Although National Financial Services LLC owns more than 25% of the Profit Fund's shares, this is ownership of record for multiple shareholders of the Profit Fund, and therefore, National Financial Services LLC does not control the Profit Fund.


                             Additional Information

Shareholder Proposals

The Kenwood Fund is not required to hold annual shareholder meetings. Any shareholder proposals to be included in the proxy statement for the Kenwood Fund's next shareholder meeting must be received by the Kenwood Fund within a reasonable period of time prior to that meeting. Shareholders who wish to submit shareholder proposals should send the proposals to the Kenwood Fund at 10
S. LaSalle Street, Suite 3610, Chicago, Illinois 60603.

Experts

The annual financial statements and financial highlights of the Profit Fund for the fiscal year ended September 30, 2002 have been audited by
PricewaterhouseCoopers LLP independent auditors, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Combined Proxy Statement/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. The unaudited semi-annual financial statements and financial highlights of the Profit Fund for the period ended March 31, 2003 have also been incorporated by reference into the Statement of Additional Information to this Combined Proxy Statement/Prospectus.

The annual financial statements and financial highlights of the Kenwood Fund for the fiscal year ended April 30, 2003 have been audited by PricewaterhouseCoopers LLP, independent auditors, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Combined Proxy Statement/Prospectus, in reliance upon such report given upon the authority of such firm as an expert in accounting and auditing.

Information Filed with the Securities and Exchange Commission

This Combined Proxy Statement/Prospectus and the related Statement of Additional Information does not contain all of the information set forth in the registration statements and exhibits of the Kenwood Fund and the Profit Fund filed with the SEC under the Securities Act of 1933, as amended and the 1940 Act. The Prospectuses and Statements of Additional Information for the Kenwood Fund and the Profit Fund are incorporated by reference into this Combined Proxy Statement/Prospectus.

The Kenwood Trust, on behalf of the Kenwood Fund, and the Profit Trust, on behalf of the Profit Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the SEC's regional and district offices located 73 Tremont Street, Suite 600, Boston, MA 02108-3912, 601 Walnut Street, Suite 1120E, Philadelphia, PA 19106, 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326 and 175 Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

Instructions for Signing Proxy Cards. The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Kenwood Fund involved in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration                                                Valid Signature
------------                                                ---------------
Corporate Accounts

(1)  ABC Corp.......................................................ABC Corp.
(2)  ABC Corp ............................................John Doe, Treasurer
(3)  ABC Corp. c/o John Doe ..............................John Doe, Treasurer
(4)  ABC Corp. Profit Sharing .............................John Doe, Director

Partnership Accounts

(1)  The XYZ Partnership...............................Jane B. Smith, Partner
(2)  Smith and Jones, Limited Partnership......Jane B. Smith, General Partner

Trust Accounts

(1)  ABC Trust Account..................................Jane B. Doe, Director
(2)  Jane B. Doe, Director u/t/d 12/28/78.........................Jane B. Doe

Custodial or Estate Accounts

(1) John B. Smith, Cust. f/b/o John B. Smith, Jr.
     UGM/TMA....................................................John B. Smith
(2)  Estate of John B. Smith..........................John B. Smith, Executor

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 21st day of November 2003, by and between Profit Funds Investment Trust, a Massachusetts business trust, with its principal place of business at 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910 (the "Profit Trust"), with respect to its Profit Value Fund series (the "Acquiring Fund"), and The Kenwood Funds, a Delaware statutory trust, with its principal place of business at 10 South LaSalle Street, Suite 3610, Chicago, Illinois 60603 (the "Kenwood Trust"), with respect to its series The Kenwood Growth & Income Fund (the "Selling Fund").


     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Profit Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

     WHEREAS, the Trustees of the Kenwood Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

     1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Kenwood Trust will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been distributed to shareholders of the Selling Fund.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 TERMINATION. Following the Closing Date and the making of all distributions by the Selling Fund pursuant to paragraph 1.4, the Kenwood Trust shall promptly take any and all actions necessary to terminate its existence, including, but not limited to, deregistering as an investment company under the Investment Company Act of 1940 and filing articles of dissolution in Delaware.

     1.9 Barbara Bowles, on her own behalf and on behalf of her immediate family members, and Mark Watson agree to and shall, to the extent existing as of the date of this Agreement, retain their respective investments in the Selling Fund, or the Acquiring Fund immediately following the Reorganization, as the case may be, for a period of at least twenty-four (24) months following the Closing Date.

                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Profit Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Profit Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by Ultimus Fund Solutions, LLC in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about December 23, 2003 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Profit Trust, or at such other time and/or place as the parties may agree.

     3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 TRANSFER AGENT'S CERTIFICATE. U.S. Bancorp Fund Services, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Ultimus Fund Solutions, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Ultimus Fund Solutions, LLC to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Kenwood Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

     (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

     (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

     (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Kenwood Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

     (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

     (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     (g) The audited financial statements of the Selling Fund at April 30, 2003 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

     (h) Since April 30, 2003 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

     (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

     (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

     (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

     (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

     (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     (o) The prospectus, which includes the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which will be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby, insofar as it relates to the Kenwood Trust or the Selling Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

     (a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

     (b) The Acquiring Fund is a separate investment series of a Massachusetts business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Profit Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

     (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (f) The audited financial statements of the Acquiring Fund at September 30, 2002 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of such date not disclosed therein.

     (g) Since September 30, 2002 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

     (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

     (k) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

     (l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

     (m) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

     (n) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     (o) The Acquiring Fund has provided the Selling Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement. The Prospectus/Proxy Statement, insofar as its relates to the Profit Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

     5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.3 APPROVAL BY SHAREHOLDERS. The Kenwood Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.


     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by US Bancorp Fund Services and certified by the Kenwood Trust's President and Chief Financial Officer.


                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Profit Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

     (a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, to the knowledge of Sullivan and Worcester LLP, to carry on its business as presently conducted.

     (b) The Acquiring Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the

1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

     (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

     (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Profit Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

     (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

     (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

     (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Profit Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Kenwood Trust and the Selling Fund.

     Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Kenwood Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.


     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Chief Financial Officer of the Kenwood Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Seyfarth Shaw LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

     (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, to the knowledge of Seyfarth Shaw LLP, to carry on its business as presently conducted.


     (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

     (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

     (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Kenwood Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

     (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

     (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

     (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

     (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Kenwood Trust's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Profit Trust and the Acquiring Fund.


     Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Seyfarth Shaw LLP appropriate to render the opinions expressed therein.


     In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Kenwood Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the

Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 No stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

     8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

     (a) The transfer of all of the Selling Fund assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

     (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

     (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

     (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

     (e) The aggregate tax basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

     (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                   ARTICLE IX

                                    EXPENSES

     9.1 Except as otherwise provided for herein, expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the parties as set forth below. The following expenses shall be borne by The Kenwood Group, Inc.: (a) expenses associated with the preparation of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing; (d) legal fees incurred by the Kenwood Trust or the Selling Fund in connection with this Agreement and the transactions contemplated thereby; and
(e) solicitation costs of the transaction. The following expenses shall be borne by Profit Investment Management: (a) legal fees incurred by the Profit Trust or the Acquiring Fund in connection with this Agreement and the transactions contemplated thereby; (b) expenses associated with the filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; and (d) any accounting or tax fees incurred by Profit Investment Management for the preparation of the tax opinion required by Section 8.6 of this Agreement. Payment of any other expenses that may occur and that are not specifically allocated under this Section 9.1 will be determined by mutual agreement between The Kenwood Group, Inc. and Profit Investment Management.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

     (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

     (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Profit Trust, the Kenwood Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Acquiring Fund, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 With respect to both the Kenwood Trust and the Profit Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts, in the case of the Profit Trust, and Delaware, in the case of the Kenwood Trust, which are hereby referred to and are also on file at the principal offices of the Kenwood Trust or, as the case may be, the Profit Trust. The obligations of the Kenwood Trust or of the Profit Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Kenwood Trust or the Profit Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Kenwood Trust or, as the case may be, the Kenwood Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

                         [Signatures on following page]

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                              THE KENWOOD FUNDS ON BEHALF OF
                                              THE KENWOOD GROWTH & INCOME FUND


                                              By:  ___________________________

                                              Name: _________________________

                                                    Authorized Officer



                                              PROFIT FUNDS INVESTMENT TRUST ON
                                              BEHALF OF PROFIT VALUE FUND


                                              By:  ____________________________

                                              Name: __________________________

                                                    Authorized Officer

                                    EXHIBIT B

                   Management's Discussion of Fund Performance

LETTER TO SHAREHOLDERS


November 21, 2002

Dear Profit Value Fund Shareholder:

This has been an extremely difficult year for investors in the equity markets. The stock markets have traded down this year as the initial optimism of an improving stock market and an improving economic environment met corporate scandal, accounting fraud and dishonest representations of company performance. At the beginning of the year, although we were not overly optimistic, we thought that we might begin to see some pickup in the market late in the year. However, during the second and third quarter, we began to see that the pickup would not be until much later. A number of factors have negatively affected investor and consumer confidence, ranging from possible terrorist threats, the war with Iraq, distrust of CEOs and research analysts to corporate governance and accounting scandals and to the general distrust of Wall Street.

For the fiscal year ended September 30, 2002, the Profit Value Fund closed at a net asset value of $11.85. The Fund's total return of -17.59% over the trailing twelve months as compared to the S&P 500 Index of -20.49% reflects the dismal stock market conditions over the Fund's past fiscal year. As you can hopefully appreciate, the Fund's return, although negative, still outperformed its benchmark, the S&P 500 Index.

Still, we do see some reasons to remain optimistic. It is our belief that a number of quality companies are trading at significant discounts to their historical growth rates and intrinsic values; and, as the economic landscape begins to visually improve, their value will be recognized at a pace faster than the market averages. We expect mid- to double-digit growth and significant multiple expansion from existing levels for some companies. We continue to believe in the importance of the technology sector in today's economy.
Symantec's performance reassures us that IT departments understand the importance of spending selectively to protect their existing infrastructures. We also see tremendous opportunities for patient investors in the healthcare and financial sectors.

That having been said, we do not believe we have to be in an overly aggressive posture in building these positions as we do not believe that we will see a sustained improvement in the market until clarity exists on Iraq, the economic expansion is clearly visible and the fear of impending doom is replaced with bright forecasts of corporate performance rebounds.

We have added Toll Brothers, Fannie Mae, Exxon Mobil, MGIC Investment and McDonald's to the portfolio at extremely attractive valuations. We believe that adding these strong growers with sustainable competitive advantages at their respective valuations also provides a margin of safety in the current environment. We are increasing our weighting in financials due to our belief that certain companies within the sector are trading at extremely attractive valuations. We believe that as the economy begins to pick up and investor confidence begins to improve we will see dramatic appreciation and multiple expansion. We are willing to wait through the period of profit margin pressure on names like Washington Mutual, MGIC Investment and Cendant that have been negatively affected by the extended period of very low interest rates. And, we remain overweighted in the healthcare sector as the valuations are compelling and the demand for services is not declining.

The following sums up the first three quarters of 2002:

(1) Overly optimistic recovery projections at the beginning of the year

(2) Rotation from stock market to cash, the bond and real estate markets

(3) Declining consumer confidence due to bearish job market and declining stock market

(4) Mortgage refinancing by homeowners has helped sustain consumer spending

(5) Potential terrorist threats and the looming possibility of a war in Iraq along with no clear cut signals of economic expansion continue to negatively impact the market including our portfolio holdings

(6) Corporate scandal dominating the country's media headlines

(7) Technology sector remains depressed due to lack of investment in information technology spending.

The stock market is not trading on fundamentals but on news flashes and pessimism. Unfortunately for us who are long the market and have a longer-term perspective on investing, this extended negative reactionary market is causing substantially negative absolute short-term returns.

The current market environment still includes an extremely low Fed Funds rate, fiscal stimulus and inventory restocking by corporations all working to enhance the U.S. economic recovery. We are using our normal stock-picking strategy to select companies with improving fundamentals that have attractive earnings or revenue growth rates and attractive price entry points relative to their industry and/or market averages. We are still comfortable waiting for technology to improve even if we are early compared to other investors; however, we are taking a more cautious stance on telecom as we now believe we are heading for a few major bankruptcy filings in the sector.

We still believe that the economic data showing a strengthening economy and improving corporate earnings year over year will provide the catalyst for higher equity prices heading into 2003. There are ample opportunities in this market environment to provide alpha in stock portfolios as compared to the index benchmark, but it will only occur in a significant manner when some of the integrity erosion currently occurring in some of the largest companies subsides and the short-term risks fall away. The possible rates of return consistent with increased business investment over the next several years should be very attractive.

At Profit Funds, we are committed to helping you pursue your financial goals. Our investment philosophy is that over the long-term, the most promising investment opportunities can be found among large, financially sound companies, which at the time of investment show an attractive valuation discount relative to their peers.

Profit Value Fund seeks long-term total return by investing primarily in established, larger capitalization companies (i.e., companies having a market capitalization exceeding $1 billion) that are attractive relative to their peers.

The collapse of the rapid growth of the U.S. market the past two years as compared to the previous three years is a painful reminder that investors should be diversified and have realistic expectations in equity investing. Regardless of the direction the markets take in the coming years, we believe that the Profit Value Fund will continue to offer an attractive investment opportunity for individual and institutional investors. We continue to evaluate companies in a prudent and cautious manner, seeking companies that represent good valuations relative to their industry and competitors that are not dependent upon an excessive upward market trend.

We urge shareholders to take a similar approach, which is invest for the long run, avoid the temptation to "time" your investment based on market predictions and diversify among stocks, bonds and mutual funds based on your individual needs and time horizons. Finally, invest on a consistent basis, regardless of whether the markets are up or down.

We would like to take this opportunity to express our sincere appreciation to our valued and growing family of shareholders for entrusting assets to our care and for your continued belief in the Profit Value investment style. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ Eugene A. Profit

Eugene A. Profit
President

                                                  PROFIT VALUE FUND

                   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PROFIT VALUE
                                      FUND VERSUS THE STANDARD & POOR'S 500 INDEX

                     PROFIT VALUE FUND                                            S&P 500 Index
                    ------------------                                           ---------------
      11/15/96                                  9,600            11/15/96                                10,000
      12/31/96              2.40%               9,830            12/31/96             0.92%              10,092
      03/31/97              1.86%              10,013            03/31/97             2.68%              10,363
      06/30/97             11.70%              11,184            06/30/97            17.46%              12,172
      09/30/97             10.56%              12,365            09/30/97             7.49%              13,084
      12/31/97             -1.75%              12,149            12/31/97             2.87%              13,459
      03/31/98              8.87%              13,226            03/31/98            13.95%              15,337
      06/30/98              1.10%              13,372            06/30/98             3.30%              15,843
      09/30/98             -8.06%              12,294            09/30/98            -9.95%              14,267
      12/31/98             30.98%              16,102            12/31/98            21.30%              17,306
      03/31/99             13.16%              18,222            03/31/99             4.98%              18,168
      06/30/99             -0.05%              18,213            06/30/99             7.05%              19,449
      09/30/99             -3.79%              17,522            09/30/99            -6.24%              18,235
      12/31/99             17.28%              20,549            12/31/99            14.88%              20,948
      03/31/00              9.00%              22,399            03/31/00             2.29%              21,428
      06/30/00             -2.69%              21,796            06/30/00            -2.66%              20,859
      09/30/00              1.41%              22,103            09/30/00            -0.97%              20,657
      12/31/00            -10.95%              19,683            12/31/00            -7.82%              19,040
      03/31/01             -9.32%              17,847            03/31/01           -11.86%              16,782
      06/30/01              7.09%              19,113            06/30/01             5.85%              17,764
      09/30/01            -20.64%              15,168            09/30/01           -14.68%              15,157
      12/31/01             16.06%              17,605            12/31/01            10.69%              16,776
      3/31/02              -1.32%              17,373             3/31/02             0.27%              16,822
      6/30/02             -13.72%              14,989             6/30/02           -13.40%              14,568
      9/30/02             -16.61%              12,499             9/30/02           -17.28%              12,051

-----------------------------------------------
               PROFIT VALUE FUND
        AVERAGE ANNUAL TOTAL RETURNS(a)
    (FOR PERIODS ENDED SEPTEMBER 30, 2002)

  1 YEAR     5 YEARS     SINCE INCEPTION (b)
  ------     -------     -------------------
 -20.89%     -0.60%            3.87%
-----------------------------------------------

Past performance is not predictive of future performance.

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Initial public offering of shares commenced on November 15, 1996.

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated November 20, 2003

          Relating to the acquisition of the assets and liabilities of
                        THE KENWOOD GROWTH & INCOME FUND
                                   a series of
                                THE KENWOOD FUNDS
                        10 S. LaSalle Street, Suite 3610
                             Chicago, Illinois 60603
                                 1-888-536-3863

             by and in exchange for shares of beneficial interest of
                                PROFIT VALUE FUND
                                   a series of
                          PROFIT FUNDS INVESTMENT TRUST
                         8720 Georgia Avenue, Suite 808
                            Baltimore, Maryland 20910
                                 1-888-744-2337



This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated November 20, 2003 (the "Combined Proxy Statement/Prospectus") for the Special Meeting of The Kenwood Growth & Income Fund (the "Kenwood Fund"), the sole series of The Kenwood Funds (the "Kenwood Trust") to be held on December 22, 2003. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing The Kenwood Funds, 10 S. LaSalle Street, Suite 3610, Chicago, Illinois 60603 or calling The Kenwood Funds at 1-888-536-3863.


Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

Incorporation   of  Documents  by  Reference   into   Statement  of   Additional
Information, each of which has been filed with the SEC:

Further information about the shares of the Profit Value Fund (the "Profit Fund"), a series of the Profit Funds Investment Trust (the "Profit Trust") is contained in and incorporated herein by reference to the Profit Fund's Statement of Additional Information dated February 1, 2003, as supplemented through the date hereof.

Further information about the shares of the Kenwood Fund is contained in and incorporated herein by reference to the Kenwood Fund's Statement of Additional Information dated September 1, 2003, as supplemented through the date hereof.

The audited financial statements and related Report of Independent Accountants included in the Annual Report for the fiscal year ended April 30, 2003 for the Kenwood Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

The audited financial statements and related Report of Independent Accountants included in the Annual Report for the fiscal year ended September 30, 2002 and the unaudited financial statements for the semi-annual period ended March 31, 2003 for the Profit Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

The pro forma financial statements which give effect to the acquisition of the assets of Kenwood Fund by and in exchange for shares of the Profit Fund are attached hereto as Exhibit A. The pro forma financial statements have been presented as if the proposed Reorganization had taken place on March 31, 2003.

GENERAL INFORMATION

The Reorganization contemplates the transfer of substantially all of the assets and identified liabilities of the Kenwood Fund to the Profit Fund in exchange for shares of the Profit Fund. The shares issued by the Profit Fund will have an aggregate value equal to the aggregate value of the shares of the Kenwood Fund that were outstanding immediately before the effective time of the Reorganization.

After the transfer of substantially all of the assets and identified liabilities in exchange for Profit Fund shares, the Kenwood Fund will distribute the shares to its shareholders in liquidation of the Kenwood Trust. Each shareholder owning shares of the Kenwood Fund at the effective time of the Reorganization will receive shares from the Profit Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the Kenwood Fund. The Profit Fund will establish an account for each former shareholder of the Kenwood Fund reflecting the appropriate number of shares distributed to the shareholder. Upon completion of the Reorganization, all outstanding shares of the Kenwood Fund will have been redeemed and cancelled in exchange for shares distributed by the Profit Fund. Once the Reorganization and liquidation are completed, the Kenwood Trust will wind up its affairs and be deregistered as an investment company under the 1940 Act and terminated under Delaware law.

PRO FORMA COMBINED FINANCIAL STATEMENTS

The pro forma financial statements which give effect to the acquisition of the assets of Kenwood Fund by and in exchange for shares of Profit Fund are attached hereto as Exhibit A. The pro forma financial statements have been presented as if the proposed Reorganization had taken place on March 31, 2003. The Profit Fund will be considered the accounting survivor for financial statement purposes.


For  further   information  about  the  transaction,   see  the  Combined  Proxy
Statement/Prospectus dated November 20, 2003 for the Special Meeting held on December 22, 2003.

                                    Exhibit A

                           PRO FORMA PROFIT VALUE FUND
                          COMBINED FINANCIAL STATEMENTS


PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of March 31, 2003 and unaudited pro forma condensed Statement of Operations for the twelve month period ended March 31, 2003 for the Profit Fund and the Kenwood Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund. Please see the Notes to Pro Forma Financial Statements that follow the tables.

                                                   PROFIT VALUE FUND
                                            KENWOOD GROWTH & INCOME FUND
                                                PRO FORMA COMBINING
                       STATEMENTS OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------

                                                  The Kenwood          Profit                         Pro Forma
                                                Growth & Income        Value           Pro Forma       Combined
                                                     Fund              Fund           Adjustments       (Note 1)
                                                -----------------------------------------------------------------
ASSETS
Investments, as cost                         $   3,155,989     $  3,206,778          $      -    $   6,362,767
                                                 =========        =========          =========       =========

Investments, at value                        $   2,851,129     $  2,846,911          $      -    $   5,698,040
Receivable from Advisor
                                                     9,092             -                    -            9,092
Cash
                                                         5             -                    -                5
Receivable for investments sold
                                                         -           57,229                 -           57,229
Receivable for fund shares sold
                                                         -            3,009                 -            3,009
Dividends, interest and other receivables
                                                     6,648            2,660                 -            9,308
Prepaid assets
                                                     7,876           14,407                 -           22,283
                                                 ---------        ---------          ---------       ---------

Total Assets                                     2,874,750        2,924,216                 -        5,798,966
                                                 ---------        ---------          ---------       ---------

LIABILITIES
Payable for investments purchased
                                                    23,123             -                    -           23,123
Payable for fund shares redeemed
                                                         -            1,134                 -            1,134
Payable to Administrator
                                                         -            4,500                 -            4,500
Accrued expenses and other liabilities
                                                    45,659           14,003                 -           59,662
                                                 ---------        ---------          ---------       ---------
Total Liabilities                                   68,782           19,637                 -           88,419
                                                 ---------        ---------          ---------       ---------
NET ASSETS                                   $   2,805,968    $   2,904,579          $      -     $  5,710,547
                                                 ---------        ---------          ---------       ---------

Net assets consisted of:
Paid in capital                              $   3,466,041    $   3,509,447          $      -     $  6,975,488
Accumulated net investment income (loss)             9,866          (27,767)                -          (17,901)
Accumulated net realized loss                     (365,079)        (217,234)                -         (582,313)
Net unrealized depreciation on investments        (304,860)        (359,867)                -         (664,727)
                                                 ---------        ---------          ---------       ---------
Net assets                                   $   2,805,968    $   2,904,579          $      -     $  5,710,547
                                                 ---------        ---------          ---------       ---------

Shares of beneficial interest outstanding
  (unlimited shares of $0.01 par value authorized) 280,796          233,969           (54,691)(a)      460,074
                                                 ---------        ---------          ---------       ---------

Net asset value and redemption price per share  $     9.99    $       12.41                        $     12.41
                                                 ---------        ---------                          ---------

Maximum offering price per share                $     9.99    $       12.93                        $     12.93
                                                 ---------        ---------                          ---------

(a)  Adjustment to convert the Kenwood Growth & Income Fund shares outstanding to Profit Value Fund shares outstanding based on the Profit Value Fund's  net asset value per share.

                                              PROFIT VALUE FUND
                                         KENWOOD GROWTH & INCOME FUND
                                              PRO FORMA COMBINING
                  STATEMENTS OF OPERATIONS FOR THE 12 MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                  The Kenwood        Profit                         Pro Forma
                                                Growth & Income      Value           Pro Forma       Combined
                                                     Fund             Fund           Adjustments       (Note 1)
                                                -----------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                          $ 60,980         $ 37,261           $    --       $   98,241
Interest                                              2,947              404                --            3,351
                                                 ---------        ---------             ---------     ---------
                                                     63,927           37,665                --          101,592
                                                 ---------        ---------             ---------     ---------
EXPENSES:
Transfer agent and shareholder services
 fees and expenses                                   38,389           21,347           (37,089)(a)       22,647
Professional fees                                    36,858           30,266                             67,124
Administration fee                                   31,793           17,300           (31,093)(a)       18,000
Fund accounting fees                                 28,943           21,575           (28,018)(a)       22,500
Investment Adviser's fee                             25,716           44,342            17,144 (a)       87,202
Registration fees                                    19,206            9,309               --            28,515
Custody fees                                         11,245            6,483               --            17,728
Distribution fees                                     8,572            9,467               --            18,039
Trustee fees and expenses                             5,903            2,750               --             8,653
Printing and mailing expense                          2,982            3,452               --             6,434
Other                                                 2,366           19,393               --            21,759
                                                 ---------        ---------             ---------      ---------
  Total expenses before waivers                     211,973          185,684              (79,056)      318,601
     Less:  Fees waived                            (177,685)         (90,647)           268,332(a)         --
                                                 ---------        ---------             ---------      ---------
     Net expenses                                    34,288           95,037              189,276       318,601
                                                 ---------        ---------             ---------      ---------

NET INVESTMENT INCOME (LOSS)                         29,639          (57,372)            (189,276)     (217,009)
                                                 ---------        ---------             ---------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on investments       (207,718)        (155,805)              --          (363,523)
     Net change in unrealized appreciation/
     depreciation on investments                   (941,643)        (924,555)              --        (1,866,198)
                                                 ---------        ---------             ---------     ----------
     Net gain (loss) on investments              (1,149,361)      (1,080,360)              --        (2,229,721)
                                                 ---------        ---------             ---------     ----------

NET DECREASE IN NET ASSETS RESULTING FROM
     OPERATIONS                                 $(1,119,722)     $(1,137,732)          $ (189,276) $ (2,446,730)
                                                 ---------        ---------            ----------     ----------


(a) Adjustment to reflect the fee structure when the two funds merge.


                                PROFIT VALUE FUND

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. Basis of Combination

The  unaudited  Pro  Forma  Combining  Statements  of  Assets  and  Liabilities,
Statements of Operations, and Schedules of Portfolio Investments reflects the accounts of two investment portfolios: the Profit Value Fund, a series of Profit Investment Trust, and the Kenwood Growth & Income Fund, a series of The Kenwood Funds (collectively, the "Funds" and individually "the Profit Fund" and the "Kenwood Fund," respectively), as if the proposed reorganization occurred as of and for the 12 months ended March 31, 2003. These statements have been derived from books and records utilized in calculating daily net asset value at March 31, 2003.

The Agreement and Plan of Reorganization provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the Kenwood Fund become the assets and liabilities of the Profit Fund.

In exchange for the transfer of assets and liabilities, the Profit Fund will issue to the Kenwood Fund full and fractional shares of the Profit Fund, and the Kenwood Fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the Profit Fund so issued will be equal in value to the full and fractional shares of the Kenwood Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Kenwood Fund will attach to the Profit Fund and may thereafter be enforced against the Profit Fund to the same extent as if the Profit Fund had incurred them. The pro forma statements give effect to the proposed transfer described above.

Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Profit Fund, of the assets of the Kenwood Fund, will be the fair market value of such assets on the Closing Date of the Reorganization. The Profit Fund will recognize no gain or loss for federal income tax purposes on its issuance of shares in the Reorganization, and the basis to the Profit Fund of the assets of the Kenwood Fund received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the Profit Fund in the Reorganization - i.e., the sum of the liabilities assumed, the fair market value of the Profit Fund shares issued, and such costs.

For accounting purposes, the Profit Fund is the surviving portfolio of this Reorganization. As such, the Kenwood Fund, prior to the Closing Date, will declare a stock split causing the Net Asset Value to match that of the Profit Fund as of the Closing Date. The pro forma statements reflect the combined results of operations of the Funds. However, should such Reorganization be effected, the statements of operations for the Kenwood Fund will not be restated for pre-combination period results of the Profit Fund.

The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

The Kenwood Fund is a separate portfolio of The Kenwood Funds, which is registered as an open-end management company under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation and current income by investing primarily in common stock of U.S. mid-capitalization companies (that is, companies having a market capitalization of $400 million to $8 billion) that are considered to be undervalued.

The Profit Fund is a separate portfolio of the Profit Investment Trust, which is registered as an open-end management company under the Investment Company Act of 1940. The investment objective of the Fund is to seek high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (that is, companies having a market capitalization exceeding $10 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

Under the terms of an Investment Advisory Agreement between the Profit Fund and Investor Resources Group, LLC, d.b.a. Profit Investment Management, the Profit Fund's investment advisor (the "Advisor"), the Advisor receives an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Profit Fund.

The pro forma adjustments and pro forma combined columns of the Statement of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Funds were combined for the 12 months ended March 31, 2003. Investment advisory, administration, 12b-1, accounting, and transfer agency fees in the pro forma combined column are calculated at the projected rates for the Funds based upon the combined net assets of the Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

The pro forma Schedule of Portfolio Investments gives effect to the proposed transfer of such assets as if the Reorganization had occurred at March 31, 2003.

2. Securities Valuation, Securities Transactions and Related Income

Portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sale price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees.

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Gains and losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

                                                                         PROFIT VALUE FUND
                                                                   KENWOOD GROWTH AND INCOME FUND
                                                       PRO FORMA COMBINING SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                           AS OF 3/31/03

                                                                                                                           Kenwood
                    Kenwood
                                                                                Profit Value    Growth and                Combined
   Profit Value    Growth and              Pro Forma
                                                                                    Fund        Income Fund    Pro Forma    Market
       Fund       Income Fund   Pro Forma   Combined
                                                                                 Market Value   Market Value   Adjustment   Value
      Shares         Shares     Adjustment   Shares    Security Description
                                                       Common Stocks
Aerospace


        1,300          -           -         1,300     General Dynamics Corp.    $    71,59     $     -       $     -     $  71,591
                                                                                 ----------     ----------                ---------
Airlines

           -         2,890         -         2,890     AMR Corp.(a)                     -            6,069          -         6,069

Building

        2,000          -           -         2,000     Toll Brothers, Inc.           38,600           -             -        38,600
                                                                                 ----------     ----------                ---------
Capital Goods

        2,800          -           -         2,800     Boeing Co.                    70,168           -             -        70,168
                                                                                 ----------     ----------                ---------
Communications Equipment

           -         4,100         -         4,100     CommScope, Inc. (a)              -           30,750          -        30,750

           -         7,300         -         7,300     Tellabs, Inc. (a)                -           42,267          -        42,267
                                                                                 ----------     ----------                ---------
                                                                                        -           73,017                   73,017

Conglomerates
                                                       Berkshire Hathaway, Inc.         -
            1          -           -             1     Class A (a)                   63,400           -             -        63,400
                                                                                 ----------     ----------                ---------
Consumer Staples

        3,000          -           -         3,000     Sysco Corp.                   76,320           -             -        76,320
                                                                                 ----------     ----------                ---------

                                       68


Diversified Manufacturing Operations

           -         2,800         -         2,800     American Power Conversion Corp.   -          39,872          -        39,872

           -         4,900         -         4,900     Cypress Semiconductor Corp.(a)    -          33,810          -        33,810

        4,940          -           -         4,940     General Electric Co.         125,970            -            -       125,970

           -         4,700         -         4,700     Smurfit-Stone Container Corp.     -          62,787          -        62,787

           -         3,300         -         3,300     Visteon Corp.                     -          19,602          -        19,602
                                                                                 ----------     ----------                ---------
                                                                                    125,970        156,071                  282,041

Financial & Insurance

           -         2,100         -         2,100     Aon Corp.                         -          43,428          -        43,428

        1,500          -           -         1,500     Bank of America Corp.        100,260            -            -       100,260

           -         4,400         -         4,400     Banknorth Group, Inc.             -          95,964          -        95,964

           -           400         -           400     Comerica, Inc.                    -          15,152          -        15,152

        1,500          -           -         1,500     Fannie Mae                    98,025            -            -        98,025

           -         1,700         -         1,700     First Tennessee National Corp.    -          67,507          -        67,507

           -         2,484         -         2,484     Fleet Boston Financial Corp.      -          59,318          -        59,318

          500          -           -           500     H&R Block, Inc.               21,345            -            -        21,345

           -         7,700         -         7,700     Janus Capital Group, Inc.         -          87,703          -        87,703

           -         3,000         -         3,000     Marshall & Ilsley Corp.           -          76,680          -        76,680

        2,000          -           -         2,000     MGIC Investment Corp.         78,540            -            -        78,540

           -         3,400         -         3,400     Nationwide Financial Services, Inc.-         82,858          -        82,858

           -         3,050         -         3,050     The PMI Group, Inc.               -          77,928          -        77,928

           -         2,600         -         2,600     Protective Life Corp.             -          74,230          -        74,230

        2,775          -           -         2,775     Washington Mutual, Inc.       97,874            -            -        97,874
                                                                                 ----------     ----------                ---------
                                                                                    396,044        680,768                1,076,812

Food & Beverages

           -         3,100         -         3,100     McCormick & Co.                   -          74,834          -        74,834

           -         1,900         -         1,900     PepsiAmericas, Inc.               -          22,344          -        22,344

           -         4,100         -         4,100     Tyson Food, Inc. - Class A        -          31,775          -        31,775

           -         2,900         -         2,900     Wendy's International, Inc.       -          79,779          -        79,779
                                                                                 ----------     ----------                ---------
                                                                                         -         208,732                  208,732

Healthcare

        2,009          900         -         2,909     Barr Laboratories, Inc.(a)   114,513         51,300          -       165,813

           -         1,800         -         1,800     Becton, Dickinson and Co.         -          61,992          -        61,992



                                       69



        1,000          -                     1,000     Cardinal Health, Inc.         56,970           -                      56,970
                                                                                 ----------     ----------                ---------
                                                                                    171,483        113,292                  284,775


                                                                            Common Stocks (Continued)


                                                       Charles River Laboratories
        1,000          -           -         1,000     International, Inc. (a)   $   25,520          -              -    $   25,520

        8,000          -           -         8,000     Cytyc Corp. (a)              104,400          -              -       104,400

        2,000          -           -         2,000     Guidant Corp.                 72,400          -              -        72,400

           -         2,400         -         2,400     Health Net, Inc. (a)              -          64,248          -        64,248

        1,530          -           -         1,530     Merck & Co., Inc.             83,813          -              -        83,813

        3,000          -           -         3,000     Pfizer, Inc.                  93,480          -              -        93,480

          -            800         -           800     Renal Care Group, Inc. (a)        -          24,944          -        24,944
                                                                                 ----------     ----------                ---------
                                                                                    722,579        315,776                  468,805

Multi-Media
                                                       Harman International
          -            300         -           300     Industries, Inc.                  -          17,571          -        17,571

        5,000          -           -         5,000     Walt Disney Co. (The)         85,100          -              -        85,100
                                                                                 ----------     ----------                ---------
                                                                                     85,100         17,571                  102,671

Oil

        1,000          -           -         1,000     ChevronTexaco Corp.           64,650          -              -        64,650

        1,000          -           -         1,000     Exxon Mobil Corp.             34,950          -              -        34,950

          -          3,600         -         3,600     GlobalSantaFe Corp.               -          74,340          -        74,340

          -          2,600         -         2,600     Unocal Corp.                      -          68,406          -        68,406

          -            850         -           850     Valero Energy Corp.               -          35,173          -        35,173
                                                                                 ----------     ----------                ---------
                                                                                     99,600        177,919                  277,519

Paper Mills

        2,000          -           -         2,000     Kimberly-Clark Corp.          90,920          -              -        90,920
                                                                                 ----------     ----------                ---------

Publishing

          -          1,250         -         1,250     Knight-Ridder, Inc.               -          73,125          -        73,125

Railroads

         -           3,500         -         3,500     CSX Corp.                         -          99,820          -        99,820

Real Estate Investment Trust (REITS)

                                       70



         -           4,100         -         4,100     Arden Realty, Inc.                -          92,988          -        92,988

Recreational Vehicles

        2,000          -           -         2,000     Polaris Industries, Inc.      99,440            -            -        99,440

Retail

         -           1,600         -         1,600     Duane Reade, Inc. (a)             -          20,288          -        20,288

        3,100          -           -         3,100     Home Depot, Inc.              75,516            -            -        75,516

         -           3,000         -         3,000     Jones Apparel Group, Inc.         -          82,290          -        82,290

         -           7,100         -         7,100     Limited Brands                    -          91,377          -        91,377

         -           1,200         -         1,200     Mattel, Inc.                      -          27,000          -        27,000

         -           2,200         -         2,200     Maytag Corp.                      -          41,866          -        41,866

                                                       The Neiman Marcus
        1,150        1,100         -         2,250     Group, Inc.(a)                33,339         31,889          -        65,228

        2,500          -           -         2,500     Safeway, Inc. (a)             47,325           -             -        47,325

        2,000          -           -         2,000     Target Corp.                  58,520           -             -        58,520
                                                                                 ----------     ----------                ---------
                                                                                    214,700        294,710                  509,410

Services

        6,000          -           -         6,000     Cendant Corp. (a)             76,200           -             -        76,200

        3,617          -           -         3,617     Comcast Corp. (a)            103,410           -             -       103,410

         -           3,000         -         3,000     Computer Sciences Corp.(a)        -          97,650          -        97,650

         -           1,500         -         1,500     Fluor Corp.                       -          50,520          -        50,520

         -           3,000         -         3,000     Pitney Bowes, Inc.                -          95,760          -        95,760

        2,130          -           -         2,130     Republic Services, Inc.(a)    42,259           -             -        42,259
                                                                                 ----------     ----------                ---------
                                                                                    221,869        243,930                  465,799

Technology

        7,110          -           -         7,110     Cisco Systems, Inc. (a)       91,719           -             -        91,719

          -            800         -           800     Diebold, Inc.                     -          27,152          -        27,152

       17,000          -           -        17,000     EMC Corp. (a)                122,910           -             -       122,910

        5,000          -           -         5,000     Intel Corp.                   81,400           -             -        81,400

        6,000          -           -         6,000     Microsoft Corp.              145,260           -             -       145,260

        1,000          -           -         1,000     Symantec Corp. (a)            39,180           -             -        39,180
                                                                                 ----------     ----------                ---------
                                                                                    480,469         27,152                  507,621

                                                       Common Stocks (Continued)

                                       71



Telecommunications


          -          1,800         -         1,800     CenturyTel, Inc.          $       -      $   49,680          -     $  49,680

        1,000          -           -         1,000     SBC Communications, Inc.      20,060           -             -        20,060

        3,100          -           -         3,100     Verizon Communications, Inc. 109,585           -             -        109,585
                                                                                 ----------     ----------                ---------
                                                                                    129,645         49,680                   179,325

Utilities

          -          1,900         -         1,900     DTE Energy Co.                     -         73,435          -        73,435

          -          1,600         -         1,600     Peoples Energy Corp.               -         57,232          -        57,232

          -          3,900         -         3,900     Puget Energy, Inc.                 -         83,108          -        83,108

          -          4,500         -         4,500     Xcel Energy, Inc.                  -         57,645          -        57,645
                                                                                 ----------     ----------                ---------
                                                                                          -        271,420                  271,420

                                                       Total Common Stocks                                             $  5,490,388

                                                       Short Term Investments
Money Market Securities

                                                       Dreyfus Treasury Prime Cash
          -          3,563         -         3,563     Management                $        -     $    3,563          -  $      3,563

                                                       Fidelity Institutional Cash
       31,979          -           -        31,979     Portfolio - Government        31,979           -             -        31,979

                                                       First American Treasury
          -         50,068         -        50,068     Obligation                         -         50,068          -        50,068
                                                                                 ----------     ----------                ---------
                                                                                     31,979         53,631                   85,610

Variable Rate Demand Notes

          -        100,494         -       100,494     American Family Demand Note        -        100,494          -       100,494

                                                       Wisconsin Corporate Central
          -         21,548         -        21,548     Credit Union                       -         21,548          -        21,548
                                                                                 ----------     ----------                ---------
                                                                                          -        122,042                  122,042



                                                       Total Short Term Investments                                    $    207,652


                                                       Total Investments at Value                                      $  5,698,040

                                                       Other Assets in Excess of Liabilities                                 12,507
                                                                                                                          ---------
                                                       Net Assets                                                      $  5,710,547
                                                                                                                          =========

                                     Part C
                                Other Information

Item 15. Indemnification

Article VII of the Profit Trust's Declaration of Trust, incorporated herein by reference, provides for indemnification of officers and Trustees. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Profit Trust pursuant to the foregoing provisions, or otherwise, the Profit Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Profit Trust of expenses incurred or paid by a Trustee, officer, employee or controlling person of the Profit Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, employee or controlling person in connection with the securities being registered, the Profit Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Profit Trust maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Profit Trust, its Trustees and officers, and Profit Investment Management ("PIM"). Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Investment Advisory Agreement with PIM provides that PIM shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Profit Trust, provided, however, that such acts or omissions shall not have resulted from PIM's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to PIM in its actions under the Agreement or breach of its duty or of its obligations thereunder.

The   Distribution   Agreement   with  Ultimus  Fund   Distributors,   LLC  (the
"Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall be indemnified and held harmless for any loss, damage or expense reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement, for all of which exceptions Distributor shall be liable to the Profit Trust. The Profit Trust will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 16. Exhibits

(1) Declaration of Trust (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A as filed on June 21, 1996).

(2)  By-Laws   (Incorporated   herein  by  reference  to  Registrant's   initial
Registration Statement on Form N-1A as filed on June 21, 1996).

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization, filed as Exhibit A to Part A of the Registration Statement.

(5) Incorporated herein by reference to Declaration of Trust and Bylaws.

(6) Management Agreement with Profit Investment Management (Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 filed on October 1,
1998).

(7)(a) Distribution Agreement with Ultimus Fund Distributors, LLC (Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 filed on January 15, 2002).

(b)  Sub-Distribution  Agreement with Ultimus Fund Distributors,  LLC and Quasar
Distributors,   LLC   (Incorporated   herein  by   reference   to   Registrant's
Post-Effective Amendment No. 9 filed on January 15, 2002).

(8) Not Applicable.

(9) Custody Agreement with the First Union Bank (formerly CoreStates Bank, N.A.) (Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 filed on November 8, 1996).


(10) Plan of Distribution Pursuant to Rule 12b-1 (Incorporated herein by reference to Registrant's initial Registration Statement filed on June 21,
1996).

(11) Opinion and Consent of Sullivan & Worcester LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12) Opinion and Consent of Sullivan & Worcester LLP supporting the tax consequences of the Reorganization is filed herewith.


(13)(a) Administration Agreement with Ultimus Fund Solutions, LLC (Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 filed on January 15, 2002).

(b) Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC (Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 filed on January 15, 2002).

(c) Fund Accounting Agreement with Ultimus Fund Solutions, LLC (Incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 filed on January 15, 2002).

(14)(a) Consent of PricewaterhouseCoopers LLP (Columbus, OH) is filed herewith.

(b) Consent of PricewaterhouseCoopers LLP (Milwaukee, WI) is filed herewith.

(15) Not Applicable.


(16) Powers of Attorney (Incorporated by reference to Registrant's Registration Statement on Form N-14 filed on October 7, 2003).


(17)(a) Proxy Card is filed herewith.

(b) Prospectus for The Kenwood Funds dated September 1, 2003 is incorporated by reference to The Kenwood Fund's Registration Statement as filed on August 28, 2003 (SEC Accession Number 0000894189-03-001292).

(c) Statement of Additional Information for The Kenwood Funds dated September 1, 2003 is incorporated by reference to The Kenwood Fund's Registration Statement as filed on August 28, 2003 (SEC Accession Number 0000894189-03-001292).

(d) Prospectus for Profit Funds Investment Trust's Profit Value Fund dated February 1, 2003 is incorporated by reference to the Registrant's Registration Statement as filed on January 28, 2003 (SEC Accession Number 0001111830-03-000012).

(e) Statement of Additional Information for Profit Funds Investment Trust's Profit Value Fund dated February 1, 2003 is incorporated by reference to the Registrant's Registration Statement as filed on January 28, 2003 (SEC Accession Number 0001111830-03-000012).

(f) Audited Financial Statements dated April 30, 2003 for The Kenwood Funds are incorporated by reference to The Kenwood Funds' Form N-CSR filed on July 10, 2003 (SEC Accession Number 0000894189-03-000966).

(g) Audited Financial Statements dated September 30, 2002 for the Profit Funds Investment Trust's Profit Value Fund are incorporated by reference to the Registrant's Form N-30D filed on December 5, 2002 (SEC Accession Number 0001111830-02-000231).

(i) Semi-Annual Unaudited Financial Statements dated March 31, 2003 for the Profit Funds Investment Trust's Profit Value Fund are incorporated by reference to the Registrant's Form N-CSR filed on May 29, 2003 (SEC Accession Number 0001111830-03-000124).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



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


                                   SIGNATURES


As required by the Securities Act of 1933, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on behalf of the registrant in the City of Silver Spring and State of Maryland, on the 20th day of November 2003.



                        Profit Funds Investment Trust
                        Registrant

                        By: /s/ Eugene A. Profit
                            -------------------------
                            Eugene A. Profit
                            President


As required by the Securities Act of 1933, this Amendment has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title             Date

/s/ Eugene A. Profit                President         November 20, 2003
------------------------            and Trustee
Eugene A. Profit

/s/ Mark J. Seger                   Treasurer         November 20, 2003
------------------------
Mark J. Seger

/s/ Larry E. Jennings, Jr.*         Trustee           November 20, 2003
------------------------
Larry E. Jennings, Jr.

/s/ Robert M. Milanicz*             Trustee           November 20, 2003
------------------------
Robert M. Milanicz

/s/ Deborah T. Owens*               Trustee          November 20, 2003
------------------------
Deborah T. Owens



* By /s/  John F. Splain
     --------------------
     John F. Splain
     Attorney-in-fact



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

                                  EXHIBIT INDEX
EXHIBIT NO.                DESCRIPTION

     (4)                   Form of Agreement and Plan of Reorganization, filed as
                           Exhibit A to Part A of the Registration Statement is filed herewith.


     (11)                  Opinion and Consent of Sullivan & Worcester LLP that shares will be validly issued, fully paid and non-assessable is
                           filed herewith.

     (12)                  Opinion and Consent of Sullivan & Worcester LLP supporting the tax consequences of the Reorganization is filed
                           herewith.


     (14)(a) Consent of PricewaterhouseCoopers LLP (Columbus, OH) is filed herewith.

     (14)(b)               Consent of PricewaterhouseCoopers LLP (Milwaukee, WI) is
                           filed herewith.



     (17)(a)               Form of Proxy Card is filed herewith.





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